Not FDIC Insured May Lose Value No Bank Guarantee
1116-Q3PH

Statement of Investments
(unaudited)
Franklin Federal Tax Free Income Fund 2
Notes to Statement of Investments 39

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited), January 31,2022
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Shares
a
Value
a
Management Investment Companies 0.0%
†
Capital Markets 0.0%
†
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 83,000 $ 2,181,240
Total Management Investment Companies (Cost $2,255,733) .....................
2,181,240
Principal
Amount
a a a a
Municipal Bonds 97.0%
Alabama 1.0%
Alabama Incentives Financing Authority , Reve nue , 2012 A , Pre-Refunded , 5% , 9/01/42
$ 14,300,000 14,662,173
Alabama Public Health Care Authority (The) , State of Alabama Department of Public
Health , Revenue , 2015 , Refunding , 5% , 9/01/44 ........................... 17,085,000 18,926,363
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 11,300,000 11,718,177
Chilton County Health Care Authority , Revenue , 2015 A , 5% , 11/01/40 ............
8,425,000 9,403,737
b
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 10,000,000 10,495,637
Health Care Authority of the City of Huntsville (The) , Health Care Authority of the City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 3,500,000 3,941,077
Limestone County Water & Sewer Authority , Revenue , 2017 , Pre-Refunded , BAM
Insured , 5% , 12/01/45 .............................................. 10,500,000 12,334,206
c
Southeast Energy Authority A Cooperative District , Revenue , 2021 A , Mandatory Put ,
4% , 10/01/28 ..................................................... 26,000,000 29,016,694
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
5,000,000 5,917,151
Water Works Board of the City of Birmingham (The) , Revenue , 2013 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... 8,000,000 8,316,287
124,731,502
Alaska 0.3%
Alaska Municipal Bond Bank Authority ,
Revenue, 2015, Refunding, 5.25%, 10/01/36 ............................. 16,045,000 17,718,442
Revenue, 2015, Refunding, 5%, 10/01/39 ................................ 12,950,000 14,168,127
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien, 2021 A, 1, Refunding, 4%, 6/01/50 ................... 3,250,000 3,585,045
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 0.5%, 6/01/31 ................ 1,000,000 961,654
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 4%, 6/01/50 .................. 2,000,000 2,185,498
38,618,766
Arizona 2.3%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/45 ....................................................... 2,200,000 2,431,035
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/50 ....................................................... 2,500,000 2,750,549
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/32 ............ 205,000 225,858
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/33 ............ 220,000 242,226
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/34 ............ 230,000 243,466
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/35 ............ 235,000 248,568
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/36 ............ 220,000 232,474
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/41 ............ 720,000 757,202
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/51 ............ 550,000 574,347
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/61 ............ 6,050,000 6,290,342
Arizona State University , Revenue , 2016 C , 5% , 7/01/42 ......................
9,000,000 10,299,522
c
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2019 , Mandatory Put ,
5% , 6/03/24 ...................................................... 15,000,000 16,266,332
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 16,705,425
City of Mesa , Utility System , Revenue , 2012 , 4% , 7/01/36 .....................
19,000,000 19,231,519
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 25,000,000 27,703,552

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
City of Phoenix Civic Improvement Corp., (continued)
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/49 ........................ $ 16,000,000 $ 18,802,189
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 14,985,000 16,394,492
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/32 ........................................................ 6,000,000 7,841,759
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/34 ........................................................ 5,000,000 6,714,488
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/35 ........................................................ 9,860,000 13,379,737
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 11,036,681
Glendale Municipal Property Corp. , Revenue , 2012 C , Refunding , 5% , 7/01/38 .....
15,500,000 16,047,556
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 A, 4%, 1/01/44 ............... 25,000,000 28,208,495
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 10,000,000 11,122,862
Christian Care Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%, 1/01/36 ... 5,000,000 5,626,033
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 A, Refunding, 3.6%, 2/01/40 ............. 19,500,000 20,835,093
Southern California Edison Co., Revenue, 2000 A, Refunding, 2.4%, 6/01/35 ..... 5,000,000 4,765,095
University of Arizona (The) , Revenue , 2014 , 5% , 8/01/44 ......................
10,000,000 10,909,888
275,886,785
Arkansas 0.4%
Arkansas Development Finance Authority ,
Baptist Health Obligated Group, Revenue, 2019, 5%, 12/01/47 ................ 3,025,000 3,586,806
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/40 ........................................................ 1,100,000 1,319,727
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/44 ........................................................ 5,000,000 5,955,618
Bentonville School District No. 6 , GO , B , Refunding , 4% , 6/01/47 ................
27,935,000 30,178,130
University of Arkansas ,
Fayetteville, Revenue, 2017, 5%, 11/01/47 ............................... 6,500,000 7,757,847
Fayetteville, Revenue, 2019 A, Refunding, 5%, 11/01/49 ..................... 3,000,000 3,641,207
52,439,335
California 6.4%
b
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 18,376,471
c
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 4% , 12/01/37 ............ 11,260,000 11,765,272
b
California Community Housing Agency ,
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 25,000,000 24,953,795
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... 10,000,000 8,157,634
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 3,000,000 3,736,751
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, AMBAC Insured, 5%, 7/01/33 ................. 24,500,000 29,577,926
California State Public Works Board ,
Revenue, 2012 A, AGMC Insured, 5%, 4/01/28 ............................ 13,030,000 13,129,017
Revenue, 2012 A, AGMC Insured, 5%, 4/01/29 ............................ 21,000,000 21,159,583
Revenue, 2012 A, Refunding, 5%, 4/01/30 ............................... 18,000,000 18,136,786
Revenue, 2012 A, Refunding, 5%, 4/01/33 ............................... 12,475,000 12,569,800
b
CMFA Special Finance Agency ,
d
Revenue, Senior Lien, 144A, 2022 A-1, 4%, 8/01/58 ........................ 26,500,000 25,042,468
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 18,750,000 18,542,141

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ $ 27,500,000 $ 22,688,278
Corona-Norco Unified School District ,
GO, C, AGMC Insured, 6.2%, 8/01/29 .................................. 3,250,000 4,064,410
GO, C, Pre-Refunded, AGMC Insured, 6.8%, 8/01/39 ....................... 8,500,000 10,888,241
GO, C, AGMC Insured, Zero Cpn ., 8/01/39 ............................... 7,500,000 4,385,371
b
CSCDA Community Improvement Authority ,
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-1, 3.6%, 5/01/47 ....... 10,000,000 9,413,010
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%, 5/01/57 ...... 12,500,000 10,589,702
Acacia on Santa Rosa Creek, Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 . 13,000,000 13,218,652
Crescent (The), Revenue, 144A, 2022 A-2, 4.3%, 7/01/59 ................... 13,700,000 13,474,002
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 8,140,363
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 3,105,000 2,832,708
Monterey Station Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 7/01/43 . 6,855,000 6,001,117
Park Crossing Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 12/01/58 . 18,750,000 15,287,824
Vineyard Garden Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 14,000,000 11,419,827
Westgate Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/47 ...... 10,000,000 8,646,855
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 12/01/49 ... 25,000,000 20,280,075
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 4%, 12/01/58 ... 25,000,000 23,840,708
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 20,000,000 21,907,686
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn ., 1/15/30 .............. 15,475,000 17,436,529
Revenue, 2013 A, Refunding, Zero Cpn ., 1/15/42 .......................... 20,000,000 24,845,812
Los Angeles Department of Water & Power , Power System , Revenue , 2013 B , 5% ,
7/01/31 ......................................................... 20,000,000 21,160,866
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
12,500,000 18,874,504
New Haven Unified School District ,
GO, 2009, AGMC Insured, Zero Cpn ., 8/01/31 ............................ 2,055,000 1,643,525
GO, 2009, AGMC Insured, Zero Cpn ., 8/01/32 ............................ 7,830,000 6,083,866
GO, 2009, AGMC Insured, Zero Cpn ., 8/01/33 ............................ 7,660,000 5,786,479
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/24 .................................... 2,135,000 2,211,250
COP, 2020, Refunding, 4%, 9/15/25 .................................... 2,120,000 2,216,030
COP, 2020, Refunding, 4%, 9/15/27 .................................... 2,400,000 2,527,751
COP, 2020, Refunding, 4%, 9/15/28 .................................... 2,095,000 2,210,021
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn ., 8/01/36 ......
20,000,000 12,941,756
San Francisco City & County Airport Comm -San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 38,000,000 44,766,485
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 1,500,000 1,766,118
San Joaquin Hills Transportation Corridor Agency , Revenue, Senior Lien , 1993 , ETM,
Zero Cpn ., 1/01/23 ................................................. 7,000,000 6,955,233
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 11,743,839
San Mateo Foster City School District , GO , A , Zero Cpn ., 8/01/42 ...............
50,000,000 55,262,595
San Mateo Union High School District ,
GO, 2011 A, Zero Cpn ., 9/01/33 ....................................... 6,065,000 5,980,853
GO, 2011 A, Zero Cpn ., 9/01/41 ....................................... 20,000,000 22,536,966
Santa Ana Unified School District ,
GO, 2009 B, AGMC Insured, Zero Cpn ., 8/01/35 ........................... 10,000,000 7,182,115
GO, 2009 B, AGMC Insured, Zero Cpn ., 8/01/36 ........................... 18,865,000 13,117,985
GO, 2009 B, AGMC Insured, Zero Cpn ., 8/01/37 ........................... 10,000,000 6,752,470
Santa Monica-Malibu Unified School District , GO , A , 4% , 8/01/44 ...............
9,360,000 10,484,185
State of California ,
GO, 5.9%, 4/01/23 ................................................. 605,000 610,096
GO, 2002, NATL Insured, 5%, 10/01/32 ................................. 20,000 20,076
West Contra Costa Unified School District ,
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/29 .................... 10,000,000 8,579,296

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
West Contra Costa Unified School District, (continued)
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/30 .................... $ 20,845,000 $ 17,383,721
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/31 .................... 20,000,000 16,176,618
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/32 .................... 10,730,000 8,441,595
767,925,108
Colorado 2.8%
City & County of Denver ,
Revenue, 2018 A-1, 5%, 8/01/48 ...................................... 39,690,000 44,613,933
Revenue, 2018 A-2, Zero Cpn ., 8/01/35 ................................. 2,000,000 1,270,641
Revenue, 2018 A-2, Zero Cpn ., 8/01/36 ................................. 2,500,000 1,515,205
Revenue, 2018 A-2, Zero Cpn ., 8/01/37 ................................. 2,455,000 1,418,964
Revenue, 2018 A-2, Zero Cpn ., 8/01/38 ................................. 2,000,000 1,104,127
Airport System, Revenue, 1992 C, NATL Insured, ETM, 6.125%, 11/15/25 ....... 3,590,000 4,120,085
Airport System, Revenue, 2013 B, 5.25%, 11/15/33 ........................ 16,405,000 17,481,350
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/38 .................. 12,000,000 14,181,780
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/43 .................. 11,000,000 12,991,285
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/48 .................. 10,000,000 11,794,610
Airport System, Revenue, 2018 A, Refunding, 5.25%, 12/01/48 ............... 26,000,000 31,076,687
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/41 ...... 30,505,000 34,677,202
AdventHealth Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 12,000,000 14,257,009
AdventHealth Obligated Group, Revenue, 2019 A, Refunding, 4%, 11/15/43 ...... 30,000,000 33,965,445
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/41 ... 5,000,000 5,634,183
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/44 ... 10,200,000 11,471,133
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 17,700,000 20,827,211
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 4,930,000 5,475,254
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/45 ... 1,000,000 1,126,137
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 3,000,000 3,363,941
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Revenue,
2019 B, Refunding, 4%, 1/01/40 ..................................... 10,000,000 11,216,569
Eagle River Water and Sanitation District , Revenue , 2020 A , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,250,000 1,425,793
Park Creek Metropolitan District , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 ......
2,875,000 3,367,191
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 29,345,250
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/39 ........ 1,000,000 1,234,163
Sales Tax, Revenue, 2012 A, Pre-Refunded, 5%, 11/01/32 ................... 10,000,000 10,332,640
329,287,788
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/37 .......... 3,000,000 3,401,869
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/39 .......... 5,750,000 6,499,775
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/40 .......... 2,250,000 2,535,870
e
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/37 ... 5,000,000 5,568,452
State of Connecticut ,
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,650,000 1,878,745
Special Tax, 2020 A, 5%, 5/01/40 ...................................... 2,000,000 2,454,209
22,338,920
Delaware 0.1%
County of Kent ,
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/40 ........................... 1,100,000 1,212,112
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/48 ........................... 1,485,000 1,619,585
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/53 ........................... 1,100,000 1,196,611

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Delaware (continued)
Delaware State Economic Development Authority ,
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/41 .......... $ 1,600,000 $ 1,780,465
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/51 .......... 3,300,000 3,623,932
9,432,705
Florida 9.4%
e
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/40 ........................................... 2,500,000 2,646,421
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/46 ........................................... 1,750,000 1,822,685
Brevard County Health Facilities Authority , Health First, Inc. Obligated Group , Revenue ,
2014 , Refunding , 5% , 4/01/39 ........................................ 5,000,000 5,383,641
Broward County Housing Finance Authority ,
Heron Pointe Ltd., Revenue, 1997 A, 5.65%, 11/01/22 ...................... 80,000 80,315
Heron Pointe Ltd., Revenue, 1997 A, 5.7%, 11/01/29 ....................... 225,000 226,096
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/31 ...... 1,500,000 1,791,734
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/32 ...... 1,100,000 1,308,276
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/35 ...... 1,000,000 1,183,368
Capital Trust Agency, Inc. ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 22,800,000 22,516,140
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/31 ................. 500,000 547,923
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/41 ................. 325,000 355,740
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/51 ................. 385,000 417,064
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/56 ................. 485,000 523,688
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,000,000 1,858,764
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/39 ..................... 5,000,000 5,427,323
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/40 ..................... 5,825,000 6,327,976
Revenue, Senior Lien, 2018, 5%, 7/01/48 ................................ 16,000,000 18,833,989
Revenue, Senior Lien, 2019 B, 5%, 7/01/49 .............................. 22,000,000 26,415,088
Revenue, Senior Lien, 2021 D, 5%, 7/01/32 .............................. 1,100,000 1,410,385
Centre Lake Community Development District ,
Special Assessment, 2021, 3%, 5/01/42 ................................. 1,000,000 957,349
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,275,000 1,325,961
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group, Revenue, 2018 A,
5%, 11/15/38 ................................................... 1,105,000 1,239,065
Naval Continuing Care Retirement Foundation Obligated Group, Revenue, 2018 A,
5%, 11/15/53 ................................................... 9,235,000 10,233,851
City of Cape Coral , Water & Sewer , Revenue , 2017 , Refunding , 5% , 10/01/39 ......
10,000,000 11,781,486
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 12,178,000
City of Deltona , Utility System , Revenue , 2013 , Pre-Refunded , AGMC Insured , 5.125% ,
10/01/39 ........................................................ 5,000,000 5,342,769
City of Fort Myers , Utility System , Revenue , 2019 A , Refunding , 4% , 10/01/44 ......
7,000,000 7,864,603
City of Gainesville ,
Utilities System, Revenue, 2017 A, 5%, 10/01/36 .......................... 7,150,000 8,449,195
Utilities System, Revenue, 2019 A, 5%, 10/01/47 .......................... 36,640,000 44,455,957
City of Jacksonville ,
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/45 .. 5,000,000 5,526,305
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 5%, 11/01/50 .. 15,000,000 17,793,822
City of Lakeland , Lakeland Regional Health Systems Obligated Group , Revenue , 2015 ,
5% , 11/15/45 ..................................................... 12,300,000 13,445,595
City of Melbourne ,
Water & Sewer, Revenue, 2000 A, FGIC Insured, ETM, Zero Cpn ., 10/01/26 ...... 1,500,000 1,397,211

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of Melbourne, (continued)
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn ., 10/01/22 . $ 1,785,000 $ 1,776,845
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn ., 10/01/26 . 4,500,000 4,172,282
City of Miami Beach ,
GO, 2019, Refunding, 4%, 5/01/44 ..................................... 15,000,000 16,895,610
Revenue, 2015 A, 5%, 9/01/40 ........................................ 11,000,000 12,356,162
Stormwater , Revenue, 2015, 5%, 9/01/41 ................................ 10,000,000 11,151,271
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/50 ........................................................ 6,000,000 6,376,675
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2021 A, 4%, 9/01/56 . 5,835,000 6,250,609
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 5,000,000 5,462,298
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/42 ........................................................ 21,500,000 25,226,019
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 16,865,589
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2016
B, Refunding, 5%, 7/01/37 ......................................... 5,000,000 5,628,673
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/45 .................................................. 6,150,000 6,852,500
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/35 ............ 755,000 499,361
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/36 ............ 800,000 505,744
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/37 ............ 800,000 482,830
Water & Wastewater System, Revenue, 2020 A, 5%, 10/01/54 ................ 5,000,000 6,182,671
Collier County Educational Facilities Authority , Hodges University, Inc. , Revenue , 2013 ,
Pre-Refunded , 5.625% , 11/01/28 ...................................... 2,860,000 3,083,913
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 16,364,649
County of Hillsborough ,
Wastewater Impact Fee, Revenue, 2021, 5%, 5/01/31 ...................... 1,640,000 2,076,026
Wastewater Impact Fee, Revenue, 2021, 4%, 5/01/37 ...................... 650,000 755,666
County of Lee , Airport , Revenue , 2021 B , 4% , 10/01/38 .......................
7,435,000 8,403,544
County of Miami-Dade ,
GO, 2016 A, 4%, 7/01/39 ............................................ 1,000,000 1,152,003
Aviation, Revenue, 2014 B, Refunding, 5%, 10/01/37 ....................... 10,000,000 10,854,308
Aviation, Revenue, 2017 B, Refunding, 5%, 10/01/40 ....................... 5,000,000 5,788,019
Aviation, Revenue, 2019 A, 5%, 10/01/49 ................................ 22,500,000 26,286,991
Aviation, Revenue, 2020 A, Refunding, 4%, 10/01/41 ....................... 4,950,000 5,612,287
Seaport Department, Revenue, 2013 A, Pre-Refunded, 6%, 10/01/38 ........... 10,000,000 10,841,776
Transit System, Revenue, 2015, Refunding, 5%, 7/01/35 .................... 7,000,000 7,820,633
Transit System, Revenue, 2018, 5%, 7/01/43 ............................. 10,000,000 11,819,035
Transit System, Revenue, 2018, 4%, 7/01/47 ............................. 5,000,000 5,559,180
Transit System, Revenue, 2020 A, 4%, 7/01/45 ........................... 4,000,000 4,518,482
Transit System, Revenue, 2020 A, 4%, 7/01/50 ........................... 5,000,000 5,575,782
Water & Sewer System, Revenue, 2013 A, Pre-Refunded, 5%, 10/01/42 ......... 20,000,000 20,595,500
Water & Sewer System, Revenue, 2019, 5%, 10/01/43 ...................... 5,000,000 6,001,428
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/44 .................... 27,500,000 31,159,595
Water & Sewer System, Revenue, 2021, 4%, 10/01/38 ...................... 3,000,000 3,487,576
County of Osceola ,
Transportation, Revenue, 2019 A-1, Refunding, 5%, 10/01/44 ................. 2,000,000 2,360,262
Transportation, Revenue, 2019 A-1, Refunding, 5%, 10/01/49 ................. 2,500,000 2,931,346

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
County of Polk , Utility System , Revenue , 2020 , Refunding , 4% , 10/01/43 ..........
$ 4,600,000 $ 5,239,269
County of Seminole , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/40 .....
8,500,000 9,612,522
Escambia County Health Facilities Authority ,
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/34 ........................................................ 2,650,000 3,202,416
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/36 ........................................................ 3,900,000 4,702,659
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/37 ........................................................ 6,015,000 7,249,315
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/45 ........................................................ 18,985,000 20,604,447
Florida Development Finance Corp. ,
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/35 .......... 325,000 348,015
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/45 .......... 600,000 633,439
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/38 .................................................... 1,400,000 1,696,087
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/39 .................................................... 2,600,000 3,142,218
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/40 .................................................... 2,600,000 3,136,332
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/52 .................................................... 7,000,000 8,273,750
Florida Housing Finance Corp. , Revenue , 2020-1 , GNMA Insured , 2.75% , 7/01/50 ...
1,640,000 1,597,168
Florida Municipal Loan Council , Revenue , 2011 D , AGMC Insured , 5.5% , 10/01/41 ..
4,750,000 4,771,949
Fort Pierce Utilities Authority ,
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/22 .................... 3,090,000 3,074,052
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/23 .................... 3,060,000 2,998,638
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/24 .................... 2,560,000 2,463,015
Greater Orlando Aviation Authority , Revenue , 2019 A , 4% , 10/01/49 ..............
15,000,000 16,531,084
Halifax Hospital Medical Center ,
Halifax Hospital Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
6/01/46 ........................................................ 4,250,000 4,682,154
Halifax Hospital Medical Center Obligated Group, Revenue, 2016, Refunding, 5%,
6/01/36 ........................................................ 2,500,000 2,828,208
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/45 ............. 1,515,000 1,695,736
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/50 ............. 1,800,000 1,996,465
Hillsborough County Aviation Authority ,
Revenue, 2015 A, 5%, 10/01/44 ....................................... 5,000,000 5,420,339
Revenue, 2015 B, 5%, 10/01/44 ....................................... 10,000,000 10,925,524
Revenue, 2018 A, 5%, 10/01/48 ....................................... 20,000,000 23,534,918
Revenue, 2018 E, 5%, 10/01/43 ....................................... 5,000,000 5,904,998
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/55 ....................... 6,500,000 7,186,772
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 4,445,977
JEA Electric System ,
Revenue, 2020 A, Refunding, 4%, 10/01/35 .............................. 5,000,000 5,737,683
Revenue, 2020 A-3, Refunding, 4%, 10/01/38 ............................. 9,080,000 10,422,436
Revenue, 2020 A-3, Refunding, 4%, 10/01/39 ............................. 9,300,000 10,659,842
JEA Water & Sewer System , Revenue , 2020 A , Refunding , 4% , 10/01/40 .........
1,000,000 1,151,645
Lee County Industrial Development Authority ,
Shell Point Obligated Group, Revenue, 2019, 5%, 11/15/44 .................. 5,000,000 5,713,197
Shell Point Obligated Group, Revenue, 2021, Refunding, 4%, 11/15/30 ......... 460,000 519,345
Shell Point Obligated Group, Revenue, 2021, Refunding, 4%, 11/15/31 ......... 560,000 628,839
Shell Point Obligated Group, Revenue, 2021, Refunding, 4%, 11/15/32 ......... 375,000 419,332

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lee Memorial Health System , Lee Memorial Health System Obligated Group , Revenue ,
2019 A-1 , Refunding , 5% , 4/01/44 ..................................... $ 4,220,000 $ 5,029,910
Miami Beach Redevelopment Agency ,
Tax Allocation, 2015 A, Refunding, AGMC Insured, 5%, 2/01/40 ............... 5,000,000 5,342,216
Tax Allocation, 2015 A 2015 B, Refunding, AGMC Insured, 5%, 2/01/44 ......... 12,000,000 12,806,608
Miami-Dade County Expressway Authority ,
Revenue, 2013 A, Refunding, 5%, 7/01/29 ............................... 10,000,000 10,189,594
Revenue, 2013 A, Refunding, 5%, 7/01/32 ............................... 6,375,000 6,492,095
Revenue, A, 5%, 7/01/40 ............................................ 49,035,000 49,315,892
Miami-Dade County Health Facilities Authority ,
Variety Children's Hospital Obligated Group, Revenue, 2017, Refunding, 5%, 8/01/42 3,000,000 3,471,043
Variety Children's Hospital Obligated Group, Revenue, 2017, Refunding, 4%, 8/01/47 3,500,000 3,810,877
Mid-Bay Bridge Authority ,
Revenue, 2015 A, Refunding, 5%, 10/01/40 .............................. 5,000,000 5,518,128
Revenue, A, ETM, 6.875%, 10/01/22 ................................... 1,415,000 1,472,910
Revenue, D, ETM, 6.1%, 10/01/22 ..................................... 2,345,000 2,430,401
North Sumter County Utility Dependent District ,
Revenue, Senior Lien, 2019, BAM Insured, 5%, 10/01/44 .................... 4,000,000 4,823,393
Revenue, Senior Lien, 2019, 5%, 10/01/49 ............................... 3,635,000 4,324,752
Revenue, Senior Lien, 2019, 5%, 10/01/54 ............................... 7,000,000 8,298,625
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/39 ..... 6,000,000 6,841,265
Orlando Health Obligated Group, Revenue, 2019 A, 5%, 10/01/47 ............. 10,000,000 11,915,297
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 5,000,000 5,451,607
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 14,000,000 15,264,501
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/41 ....................................................... 3,695,000 4,068,543
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/46 ....................................................... 3,785,000 4,107,381
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/51 ....................................................... 3,075,000 3,311,616
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 4%,
11/15/41 ....................................................... 500,000 563,022
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 5%,
11/15/42 ....................................................... 1,000,000 1,181,362
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/41 .... 5,000,000 5,363,776
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.625%,
5/01/34 ........................................................ 1,205,000 1,196,418
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.8%,
5/01/37 ........................................................ 995,000 996,436
e
Reunion West Community Development District , Special Assessment , 2022 ,
Refunding , 3% , 5/01/36 ............................................. 1,250,000 1,227,209
River Hall Community Development District , Special Assessment , 2021 A-1 , Refunding ,
3% , 5/01/36 ...................................................... 750,000 729,818
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/37 ........................................................ 2,350,000 2,505,607
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/42 ........................................................ 1,600,000 1,701,281
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/47 ........................................................ 2,450,000 2,599,865
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/33 .............. 600,000 668,891

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sarasota County Health Facilities Authority, (continued)
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/38 .............. $ 1,025,000 $ 1,137,470
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/48 .............. 1,850,000 2,038,027
Sarasota County Public Hospital District , Sarasota County Public Hospital District
Obligated Group , Revenue , 2018 , 4% , 7/01/48 ............................ 10,000,000 11,090,365
School Board of Miami-Dade County (The) , COP , 2013 A , Pre-Refunded , 5% , 5/01/31
10,000,000 10,510,238
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 24,471,286
South Fork East Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/26 ........................ 100,000 102,815
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ 250,000 248,833
Special Assessment, 2021, Refunding, 3%, 5/01/38 ........................ 600,000 581,385
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 7,890,734
State of Florida ,
GO, 1999 D, Refunding, 6%, 6/01/23 ................................... 32,500,000 34,752,796
GO, 2016 C, Refunding, 4%, 6/01/35 ................................... 5,340,000 5,866,505
GO, 2016 F, Refunding, 4%, 6/01/37 ................................... 8,000,000 8,799,337
Tampa Bay Water , Revenue , 2013 , 5% , 10/01/38 ...........................
10,000,000 10,659,800
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ...........
2,305,000 2,560,681
Tampa-Hillsborough County Expressway Authority , Revenue , 2017 , 5% , 7/01/47 ....
15,000,000 17,403,110
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 5% , 10/01/46 ..........
5,000,000 5,722,722
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 5,600,025
University of North Florida Financing Corp. (The) , Revenue , 2016 , Refunding , AGMC
Insured , 5% , 11/01/35 .............................................. 5,000,000 5,768,024
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/42 1,500,000 1,743,441
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/47 3,500,000 4,041,644
Embry-Riddle Aeronautical University, Inc., Revenue, 2020 A, Refunding, 5%,
10/15/49 ....................................................... 3,000,000 3,537,086
1,121,497,373
Georgia 2.9%
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,372,995
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/24 .. 6,385,000 6,722,832
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/25 .. 6,955,000 7,482,439
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 5,000,000 5,483,194
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/27 .. 5,000,000 5,580,124
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 16,712,412
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 15,800,000 17,734,833
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/40 ............... 29,500,000 32,990,027
Water & Wastewater, Revenue, 2018 A, Refunding, 5%, 11/01/40 .............. 4,655,000 5,540,643
Water & Wastewater, Revenue, 2018 A, Refunding, 5%, 11/01/41 .............. 4,845,000 5,764,001
Water & Wastewater, Revenue, 2018 C, Refunding, 4%, 11/01/38 .............. 13,550,000 15,268,464
Clarke County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 A , Refunding , 5% , 7/01/46 ............................... 10,835,000 12,354,770
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2020 B , Refunding , 4% , 4/01/41 ............................... 50,000 56,140
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 12,065,096
Development Authority for Fulton County ,
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 11,005,000 12,548,615
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 5,000,000 5,777,536

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Development Authority of Burke County (The) ,
Oglethorpe Power Corp., Revenue, 2017, Refunding, 4.125%, 11/01/45 ......... $ 21,000,000 $ 23,201,468
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 39,080,000 37,330,666
Fayette County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2014 A , Refunding , 5% , 7/01/39 ............................... 11,420,000 12,387,708
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 5,294,823
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2017 A , Refunding , 5% , 2/15/45 ................. 13,040,000 14,967,204
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,588,947
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 5,000,000 6,084,517
Revenue, 2019 A, 5%, 5/15/49 ........................................ 11,500,000 16,027,070
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,580,000 5,446,755
Revenue, 2019 B, 5%, 1/01/59 ........................................ 4,000,000 4,708,080
Revenue, 2021 A, Refunding, 5%, 1/01/63 ............................... 2,000,000 2,341,120
Private Colleges & Universities Authority ,
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 10,000,000 10,640,919
Emory University, Revenue, 2019 B, Refunding, 5%, 9/01/48 ................. 6,005,000 7,224,308
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/39 ................. 2,100,000 2,408,965
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/40 ................. 2,000,000 2,290,340
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 15,000,000 16,677,927
State of Georgia , GO , 2017 A , 4% , 2/01/36 ................................
10,000,000 11,161,559
346,236,497
Hawaii 1.0%
City & County Honolulu , Wastewater System , Revenue, Senior Lien , 2018 A , 5% ,
7/01/47 ......................................................... 25,000,000 29,399,035
State of Hawaii ,
Airports System, Revenue, 2018 A, 5%, 7/01/43 ........................... 15,000,000 17,639,583
Airports System, Revenue, 2018 A, 5%, 7/01/48 ........................... 15,450,000 18,105,472
Airports System, Revenue, 2020 A, 4%, 7/01/45 ........................... 8,125,000 8,917,165
Airports System, Revenue, 2020 D, Refunding, 4%, 7/01/39 .................. 10,000,000 11,420,288
State of Hawaii Department of Budget & Finance ,
Hawaiian Electric Co., Inc., Revenue, 2019, Refunding, 3.2%, 7/01/39 .......... 10,000,000 10,578,056
Hawaiian Electric Co., Inc., Revenue, 2019, 3.5%, 10/01/49 .................. 17,035,000 17,499,246
113,558,845
Idaho 0.1%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/36 ........................................................ 4,200,000 4,988,835
St. Luke's Health System Ltd. Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/37 ........................................................ 3,500,000 4,146,729
Trinity Health Corp. Obligated Group, Revenue, 2019 ID, 4%, 12/01/43 ......... 6,000,000 6,718,895
15,854,459
Illinois 5.2%
Chicago Midway International Airport ,
Revenue, 1998 C, Refunding, AGMC, NATL RE Insured, 5.5%, 1/01/24 ......... 6,825,000 7,253,022
Revenue, Second Lien, 2016 B, Refunding, 5%, 1/01/46 .................... 18,420,000 20,869,919
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2016 D, 5.25%, 1/01/42 ............................ 10,000,000 11,714,938

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Chicago O’Hare International Airport, (continued)
Revenue, Senior Lien, 2016 D, 5%, 1/01/47 .............................. $ 18,000,000 $ 20,811,343
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/37 ..................... 10,015,000 11,395,636
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/38 ..................... 3,000,000 3,407,537
Chicago Park District ,
GO, 2020 C, BAM Insured, 4%, 1/01/41 ................................. 1,400,000 1,566,075
GO, 2020 C, BAM Insured, 4%, 1/01/42 ................................. 4,300,000 4,800,963
GO, 2020 D, BAM Insured, 4%, 1/01/37 ................................. 1,000,000 1,125,430
GO, 2020 D, BAM Insured, 4%, 1/01/38 ................................. 1,000,000 1,123,444
GO, 2020 D, BAM Insured, 4%, 1/01/39 ................................. 1,000,000 1,121,900
GO, 2020 F-2, Refunding, 4%, 1/01/36 .................................. 1,250,000 1,404,591
GO, 2020 F-2, Refunding, 5%, 1/01/37 .................................. 2,000,000 2,407,896
GO, 2020 F-2, Refunding, 5%, 1/01/39 .................................. 1,625,000 1,950,425
GO, 2020 F-2, Refunding, 5%, 1/01/40 .................................. 1,625,000 1,947,405
Chicago Transit Authority Sales Tax Receipts Fund , Revenue, Second Lien , 2020 A ,
Refunding , 4% , 12/01/50 ............................................ 9,000,000 10,039,028
City of Chicago , GO , 1998 , NATL Insured , ETM, 5.75% , 1/01/23 ................
4,755,000 4,973,188
City of Galesburg , Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/46 ......
7,000,000 7,565,652
City of Granite City , Waste Management of Illinois, Inc. , Revenue , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 5,654,774
County of Cook ,
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/37 ...................... 1,625,000 2,004,184
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/38 ...................... 2,315,000 2,845,638
Illinois Finance Authority ,
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/46 ................ 2,250,000 2,440,787
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/51 ................ 4,650,000 5,030,525
Carle Foundation Obligated Group (The), Revenue, 2016 A, Refunding, 5%, 2/15/45 20,000,000 22,505,690
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/41 ......... 3,480,000 3,849,506
Christian Homes, Inc. Obligated Group, Revenue, 2021 B, Refunding, 3.25%,
5/15/27 ........................................................ 2,500,000 2,481,119
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/41 .............................. 750,000 829,760
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/51 .............................. 1,000,000 1,088,949
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/56 .............................. 750,000 813,539
Mercy Health Corp. Obligated Group, Revenue, 2016, Refunding, 5%, 12/01/46 ... 30,000,000 33,911,763
Macon County School District No. 61 Decatur ,
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/40 ....................... 3,700,000 4,005,452
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/45 ....................... 3,125,000 3,363,349
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 7,555,000 8,629,128
Revenue, 2002 A, AGMC, NATL Insured, Zero Cpn ., 12/15/40 ................ 6,000,000 3,472,758
Revenue, 2002 B, NATL RE Insured, ETM, 5.65%, 6/15/22 ................... 30,000,000 30,561,090
e
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 500,000 541,246
e
Revenue, 2022 A, Refunding, 4%, 12/15/47 .............................. 35,365,000 37,883,494
e
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 1,000,000 1,067,248
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn ., 12/01/24 .................................. 3,850,000 3,660,178
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn ., 12/01/26 .................................. 7,700,000 6,950,674
St. Clair County School District No. 189 East St. Louis , GO , 2008 , Refunding , AMBAC
Insured , 5.125% , 1/01/28 ............................................ 7,135,000 7,142,042
State of Illinois ,
GO, 2012, AGMC Insured, 5%, 3/01/27 ................................. 11,500,000 11,541,805
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 4,215,000 4,749,717

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
State of Illinois, (continued)
GO, 2016, Refunding, 5%, 2/01/29 ..................................... $ 3,675,000 $ 4,184,664
GO, 2016, 5%, 11/01/35 ............................................. 1,000,000 1,134,220
GO, 2017 A, 5%, 12/01/35 ........................................... 2,000,000 2,286,134
GO, 2017 A, 4.25%, 12/01/40 ......................................... 3,150,000 3,406,255
GO, 2017 C, 5%, 11/01/29 ........................................... 17,470,000 20,077,429
GO, 2017 D, 3.25%, 11/01/26 ......................................... 1,750,000 1,859,724
GO, 2017 D, 5%, 11/01/26 ........................................... 8,800,000 10,048,239
GO, 2017 D, 5%, 11/01/27 ........................................... 11,970,000 13,855,117
GO, 2017 D, 5%, 11/01/28 ........................................... 5,155,000 5,947,600
GO, 2018 A, Refunding, 5%, 10/01/28 .................................. 3,000,000 3,519,976
GO, 2018 A, Refunding, 5%, 10/01/33 .................................. 14,460,000 16,811,374
GO, 2018 A, 5%, 5/01/34 ............................................ 3,010,000 3,478,778
GO, 2018 A, 5%, 5/01/35 ............................................ 6,455,000 7,451,287
GO, 2018 B, Refunding, 5%, 10/01/32 .................................. 2,010,000 2,336,849
GO, 2019 B, 4%, 11/01/33 ........................................... 2,000,000 2,180,642
GO, 2019 B, 4%, 11/01/34 ........................................... 2,600,000 2,830,877
GO, 2019 B, 4%, 11/01/38 ........................................... 1,810,000 1,962,188
GO, 2019 C, 4%, 11/01/40 ........................................... 2,500,000 2,702,003
GO, 2019 C, 4%, 11/01/43 ........................................... 4,190,000 4,504,332
GO, 2020, 5.5%, 5/01/30 ............................................ 14,215,000 17,599,262
GO, 2020, 5.5%, 5/01/39 ............................................ 20,030,000 24,404,770
GO, 2020, 5.75%, 5/01/45 ........................................... 7,965,000 9,749,123
GO, 2020 B, 5%, 10/01/28 ........................................... 10,000,000 11,733,252
GO, 2020 C, 4%, 10/01/37 ........................................... 3,685,000 4,035,344
GO, 2020 C, 4%, 10/01/38 ........................................... 9,750,000 10,655,753
GO, 2020 C, 4%, 10/01/39 ........................................... 4,585,000 4,999,442
GO, 2020 C, 4%, 10/01/42 ........................................... 3,010,000 3,254,910
GO, 2021 A, 5%, 3/01/32 ............................................ 3,925,000 4,747,772
GO, 2021 A, 5%, 3/01/34 ............................................ 5,730,000 6,923,648
GO, 2021 A, 5%, 3/01/36 ............................................ 1,000,000 1,204,423
GO, 2021 B, 4%, 12/01/39 ........................................... 10,000,000 11,000,748
Sales Tax, Revenue, 2021 A, 4%, 6/15/25 ............................... 5,000,000 5,404,580
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/29 ............. 6,000,000 7,145,352
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC, Revenue, 2021 A, 3.75%, 12/01/36 ......... 10,205,000 9,428,200
Cedars of Lebanon Affordable LLC, Revenue, 2021 B, 5.75%, 12/01/36 ......... 790,000 775,589
b
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 7,565,000 7,690,778
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4.5%, 12/01/50 ......................................... 34,795,000 35,472,653
Village of Bolingbrook , GO , 2013 A , Pre-Refunded , Zero Cpn ., 1/01/36 ...........
19,000,000 9,748,948
619,055,042
Indiana 3.0%
City of Indianapolis , Department of Public Utilities Water System , Revenue, First Lien ,
2016 B , Refunding , 5% , 10/01/37 ...................................... 15,000,000 17,394,306
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 .....
10,000,000 9,482,757
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,527,414
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2016 A, 5.25%, 11/15/46 ......... 11,955,000 13,490,408
BHI Senior Living Obligated Group, Revenue, 2018 A, 5%, 11/15/53 ............ 15,000,000 16,721,898
BHI Senior Living Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/41 ... 7,250,000 8,182,388
Citizens Wastewater of Westfield LLC, Revenue, 2019 A, Refunding, 5%, 10/01/48 16,665,000 19,863,918
CWA Authority, Inc., Revenue, First Lien, 2012 A, 5%, 10/01/37 ............... 5,000,000 5,140,719

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Finance Authority, (continued)
CWA Authority, Inc., Revenue, First Lien, 2012 A, 4%, 10/01/42 ............... $ 24,690,000 $ 25,150,266
CWA Authority, Inc., Revenue, First Lien, 2014 A, 5%, 10/01/39 ............... 30,000,000 32,925,489
Deaconess Health System Obligated Group, Revenue, 2015 A, Pre-Refunded, 5%,
3/01/39 ........................................................ 5,000,000 5,572,558
East End Crossing Partners LLC, Revenue, 2013 A, Pre-Refunded, 5.25%, 1/01/51 20,000,000 21,195,930
Greencroft Goshen Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/43 .. 7,000,000 7,746,045
Greencroft Goshen Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/51 .. 3,000,000 3,263,298
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/37 .. 5,000,000 5,113,842
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 5,000,000 4,686,300
Marion County Capital Improvement Board, Revenue, 2015 A, Refunding, 5.25%,
2/01/37 ........................................................ 10,000,000 11,322,367
Ohio Valley Electric Corp., Revenue, 2010 B, 2.5%, 11/01/30 ................. 3,925,000 3,788,651
Indiana Municipal Power Agency ,
Revenue, 2016 A, Refunding, 4%, 1/01/42 ............................... 5,860,000 6,342,747
Revenue, 2016 A, Refunding, 5%, 1/01/42 ............................... 21,290,000 24,413,058
Indiana University , Revenue , 2020 A , Refunding , 4% , 6/01/45 ..................
8,525,000 9,710,118
Indianapolis Local Public Improvement Bond Bank ,
Revenue, 2017, Refunding, 5%, 1/01/40 ................................. 23,225,000 27,306,524
Revenue, 2019 A, 4%, 2/01/44 ........................................ 6,050,000 6,857,570
Revenue, 2019 A, 5%, 2/01/49 ........................................ 41,970,000 49,474,354
Revenue, 2021 A, Refunding, 5%, 6/01/35 ............................... 8,185,000 10,221,734
Northern Indiana Commuter Transportation District , Revenue , 2016 , 5% , 7/01/41 ...
6,000,000 6,860,837
355,755,496
Iowa 0.3%
Iowa Finance Authority ,
Iowa Health System Obligated Group, Revenue, 2018 B, Refunding, 5%, 2/15/48 .. 7,500,000 8,883,645
State Revolving Fund, Revenue, 2017, Refunding, 5%, 8/01/42 ............... 16,000,000 18,767,126
Iowa Tobacco Settlement Authority , Revenue , 2021 A-2 , 1 , Refunding , 4% , 6/01/49 ..
7,500,000 8,221,378
35,872,149
Kansas 0.6%
Butler County Unified School District No. 490 El Dorado , GO , 2016 B , BAM Insured ,
4% , 9/01/43 ...................................................... 10,000,000 10,843,065
University of Kansas Hospital Authority ,
Revenue, 2017 A, 5%, 3/01/47 ........................................ 16,995,000 19,568,837
Revenue, 2017 A, Pre-Refunded, 5%, 3/01/47 ............................ 6,120,000 7,186,342
Wyandotte County-Kansas City Unified Government ,
Utility System, Revenue, 2014 A, Refunding, 5%, 9/01/44 .................... 3,000,000 3,267,524
Utility System, Revenue, 2016 A, 5%, 9/01/45 ............................ 10,000,000 11,147,578
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/41 ................... 5,000,000 5,728,501
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/46 ................... 16,565,000 18,852,999
76,594,846
Kentucky 1.2%
Campbell Kenton & Boone Counties Sanitation District No. 1 , Revenue , 2019 ,
Refunding , 4% , 8/01/34 ............................................. 4,310,000 4,815,648
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. 2,000,000 2,019,831
City of Owensboro ,
Electric Light & Power System, Revenue, 2017, Refunding, 4%, 1/01/27 ......... 1,250,000 1,392,644
Water, Revenue, 2018, Refunding, BAM Insured, 4%, 9/15/45 ................ 5,000,000 5,430,676

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
City of Russell , Bon Secours Health System, Inc. Obligated Group , Revenue , 2013 ,
Pre-Refunded , 5% , 11/01/26 ......................................... $ 4,000,000 $ 4,128,458
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Refunding , 5% , 6/01/37
2,000,000 2,311,751
County of Carroll ,
Kentucky Utilities Co., Revenue, 2008 A, Refunding, 2%, 2/01/32 .............. 3,000,000 2,942,479
c
Kentucky Utilities Co., Revenue, 2016 A, Refunding, Mandatory Put, 1.55%, 9/01/26 2,000,000 2,014,486
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 1,022,874
Eastern Kentucky University , Revenue , 2018 A , 4% , 10/01/37 ..................
1,540,000 1,698,046
Fayette County School District Finance Corp. ,
Fayette County School District, Revenue, 2015 D, 5%, 8/01/34 ................ 1,985,000 2,226,259
Fayette County School District, Revenue, 2018 A, 4%, 5/01/38 ................ 1,000,000 1,089,304
Greater Kentucky Housing Assistance Corp. , Revenue , 1997 A , Refunding , NATL, FHA
Insured , 6.1% , 1/01/24 .............................................. 75,000 75,303
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .......
2,340,000 2,057,922
Kentucky Bond Development Corp. ,
Revenue, 2018 A, 5%, 9/01/48 ........................................ 2,500,000 2,916,703
Centre College of Kentucky, Revenue, 2021, 4%, 6/01/51 .................... 1,350,000 1,513,594
Transylvania University, Revenue, 2019 B, 4%, 3/01/49 ..................... 2,500,000 2,700,561
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/46 ............. 735,000 807,927
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/49 ............. 330,000 361,799
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ........................ 4,000,000 4,706,714
Kentucky Infrastructure Authority , Revenue , 2012 A , Pre-Refunded , 5% , 2/01/31 ....
4,190,000 4,190,000
Kentucky Municipal Power Agency ,
Revenue, 2015 A, Refunding, NATL Insured, 5%, 9/01/42 .................... 10,000,000 11,217,985
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 5,000,000 5,795,522
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/35 .................... 7,750,000 8,975,593
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/36 .................... 3,000,000 3,472,979
Revenue, 2019 A, Refunding, 4%, 9/01/45 ............................... 2,000,000 2,166,205
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 .............
380,000 381,579
Kentucky State Property & Building Commission ,
Kentucky Finance and Administration Cabinet, Revenue, 5%, 4/01/38 ........... 2,500,000 2,886,101
Kentucky Finance and Administration Cabinet, Revenue, A, Refunding, 5%, 8/01/34 3,500,000 3,906,344
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/32 .. 2,000,000 2,116,962
Kentucky Transportation Cabinet, Revenue, 2015 A, Refunding, 5%, 7/01/33 ..... 3,000,000 3,358,088
Kentucky Transportation Cabinet, Revenue, 2017 A, Refunding, 5%, 7/01/36 ..... 550,000 639,345
Kentucky Transportation Cabinet, Revenue, 2017 A, Refunding, 5%, 7/01/37 ..... 700,000 813,711
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .........
2,000,000 1,752,365
Lexington-Fayette Urban County Airport Board , Lexington-Fayette Urban County
Government , Revenue , 2012 B , Pre-Refunded , 5% , 7/01/29 .................. 1,185,000 1,207,467
Louisville and Jefferson County ,
Metropolitan Sewer District, Revenue, 2017 A, 4%, 5/15/48 .................. 2,750,000 2,980,464
Metropolitan Sewer District, Revenue, 2018 A, Refunding, 4%, 5/15/38 .......... 5,000,000 5,604,864
Louisville/Jefferson County Metropolitan Government ,
Bellarmine University, Inc., Revenue, 2015, Refunding, 5%, 5/01/31 ............ 2,000,000 2,145,411
Bellarmine University, Inc., Revenue, 2017 A, Refunding, 5%, 5/01/36 .......... 2,715,000 2,986,680
Louisville Gas and Electric Co., Revenue, 2003 A, Refunding, 2%, 10/01/33 ...... 4,000,000 3,819,345
Norton Healthcare Obligated Group, Revenue, 2020 A, 4%, 10/01/39 ........... 4,000,000 4,473,474

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Morehead State University , Revenue , 2014 A , Refunding , 5% , 10/01/28 ...........
$ 1,910,000 $ 2,060,384
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AGMC Insured , 5% ,
10/01/34 ........................................................ 5,700,000 6,598,674
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,754,468
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,774,887
University of Kentucky ,
Revenue, 2014 A, 4%, 4/01/44 ........................................ 2,250,000 2,364,486
Revenue, 2018 A, 4%, 10/01/32 ....................................... 4,000,000 4,395,454
University of Louisville , Revenue , 2016 D , 5% , 3/01/30 .......................
4,140,000 4,750,648
146,822,464
Louisiana 3.0%
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 10,000,000 11,493,514
Water & Sewer, Revenue, Junior Lien, 2019 B, AGMC Insured, 4%, 12/01/44 ..... 6,535,000 7,198,623
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45
20,000,000 22,479,134
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/42 .......
20,000,000 23,016,656
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,654,638
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
b
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 10,000,000 10,527,698
Louisiana Community & Technical College System, Revenue, 2014, Pre-Refunded,
5%, 10/01/39 ................................................... 10,000,000 11,019,518
b
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 4,880,000 4,786,806
b
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... 2,000,000 1,925,585
b
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 3,600,000 3,747,856
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4%, 10/01/43 ... 3,877,088 3,761,504
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.25%, 10/01/48 6,350,000 6,142,240
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.5%, 10/01/53 . 8,000,000 7,723,822
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 5%, 10/01/61 ... 10,000,000 9,648,196
Louisiana Public Facilities Authority ,
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2017 A, 5%, 7/01/47 .............................................. 35,000,000 40,179,587
Louisiana Children's Medical Center Obligated Group, Revenue, 2020 A, 4%, 6/01/50 5,990,000 6,668,798
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/51 .............................................. 15,000,000 16,570,846
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/56 .............................................. 11,295,000 12,452,985
Ochsner Clinic Foundation Obligated Group, Revenue, 2002 B, ETM, 5.75%, 5/15/23 10,000,000 10,621,753
Ochsner Clinic Foundation Obligated Group, Revenue, 2015, Refunding, 5%, 5/15/47 7,500,000 8,253,848
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/42 20,000,000 22,928,180
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, AGMC
Insured, 3%, 5/15/47 .............................................. 9,925,000 10,222,494
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, 4%,
5/15/49 ........................................................ 10,000,000 11,150,710
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 2,500,000 2,795,845
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 14,000,000 15,552,429
Tulane University, Revenue, 2020 A, Refunding, 4%, 4/01/40 ................. 3,750,000 4,207,421
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 3,500,000 4,209,213
Louisiana Stadium & Exposition District ,
Revenue, 2020, 5%, 7/03/23 ......................................... 5,700,000 5,905,097
Revenue, 2021, 4%, 7/03/23 ......................................... 3,325,000 3,432,909

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ $ 4,000,000 $ 4,558,987
Parish of East Baton Rouge Capital Improvements District , Revenue , 2019 , 4% ,
8/01/44 ......................................................... 6,000,000 6,773,678
c
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 7,500,000 7,749,950
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/44 ........................................ 8,110,000 9,559,271
Revenue, 2020 E, 5%, 4/01/47 ........................................ 10,000,000 11,726,422
Terrebonne Levee & Conservation District ,
Revenue, 2020 B, Refunding, 4%, 6/01/40 ............................... 5,065,000 5,589,335
Revenue, 2020 B, Refunding, 4%, 6/01/41 ............................... 5,165,000 5,695,822
355,931,370
Maine 0.2%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group, Revenue, 2018 A, 5%, 7/01/43 ................ 3,000,000 3,537,789
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/39 ................ 1,075,000 1,225,017
Maine Turnpike Authority , Revenue , 2018 , 5% , 7/01/47 .......................
15,500,000 18,219,150
22,981,956
Maryland 1.1%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2013 C, Pre-Refunded, 5%, 7/01/38 ......... 5,000,000 5,377,966
Wastewater Utility Fund, Revenue, 2013 C, Pre-Refunded, 5%, 7/01/43 ......... 10,000,000 10,755,933
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/39 ..................... 10,000,000 11,052,744
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/44 ..................... 10,000,000 11,048,453
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/39 ......................... 9,430,000 10,422,738
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/44 ......................... 5,500,000 6,076,649
Maryland Economic Development Corp. ,
Morgan State University, Revenue, 2020, 4.25%, 7/01/50 .................... 1,000,000 1,097,780
Morgan State University, Revenue, 2020, 5%, 7/01/56 ...................... 1,415,000 1,642,284
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 12,500,000 14,640,611
Adventist Healthcare Obligated Group, Revenue, 2021 B, 4%, 1/01/51 .......... 28,000,000 31,164,518
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/45 .. 1,945,000 2,195,524
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ..... 3,000,000 3,260,719
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/42 .............. 7,500,000 8,774,234
University of Maryland Medical System Obligated Group, Revenue, 1991 B, NATL
Insured, ETM, 7%, 7/01/22 ......................................... 75,000 76,975
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/33 ............... 3,205,000 3,869,001
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/34 ............... 3,420,000 3,834,513
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/35 ............... 3,555,000 3,969,814
129,260,456
Massachusetts 2.5%
Commonwealth of Massachusetts ,
GO, 2016 G, 4%, 9/01/42 ............................................ 20,000,000 22,312,176
GO, 2017 B, 5%, 4/01/47 ............................................ 12,335,000 14,441,933
GO, 2018 A, 5%, 1/01/41 ............................................ 15,000,000 17,849,442
GO, 2018 A, 5%, 1/01/46 ............................................ 10,000,000 11,868,379
GO, 2019 A, 5.25%, 1/01/44 .......................................... 10,000,000 12,218,721
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 25,055,000 29,467,175
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 15,000,000 18,018,962

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28
$ 10,000,000 $ 12,120,391
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 450,000 452,116
Revenue, 2002 A, 5%, 8/01/32 ........................................ 225,000 225,913
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group, Revenue, 2018 J-2, 5%, 7/01/53 ...... 5,000,000 5,858,856
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/41 .. 10,135,000 11,613,251
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/47 ......... 15,000,000 17,069,701
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 15,415,000 17,118,604
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/33 ........................................................ 600,000 756,443
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/34 ........................................................ 625,000 787,148
Springfield College, Revenue, 2021 A, 4%, 6/01/56 ........................ 3,000,000 3,189,737
b
Waste Management of Massachusetts, Inc., Revenue, 144A, 2002, 1.25%, 5/01/27 3,250,000 3,196,177
Wellesley College, Revenue, 2012, 5%, 7/01/42 ........................... 10,000,000 10,172,857
Worcester Polytechnic Institute, Revenue, 2019, 5%, 9/01/59 ................. 10,000,000 11,844,481
Massachusetts Educational Financing Authority ,
Revenue, 2013 K, 5.25%, 7/01/29 ..................................... 2,275,000 2,310,796
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,000,000 2,063,403
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,200,000 2,983,928
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/44 ........................................ 15,000,000 17,847,151
Revenue, 2019 C, 5%, 7/01/49 ........................................ 10,000,000 11,825,844
Bosfuel Corp., Revenue, 2019 A, Refunding, 5%, 7/01/49 .................... 7,500,000 8,846,991
Massachusetts School Building Authority , Revenue , 2018 A , 4% , 2/15/43 ..........
10,750,000 12,092,312
University of Massachusetts Building Authority ,
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/39 ...................... 8,020,000 8,872,136
Revenue, Senior Lien, 2014-1, 5%, 11/01/39 ............................. 8,185,000 8,982,131
Revenue, Senior Lien, 2014-1, Pre-Refunded, 5%, 11/01/39 .................. 3,795,000 4,187,339
300,594,494
Michigan 1.9%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 10,000 10,041
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2012
A, Pre-Refunded, AGMC Insured, 5%, 7/01/39 .......................... 10,000,000 10,189,594
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2012
A, Pre-Refunded, 5.25%, 7/01/39 .................................... 12,000,000 12,239,904
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 2003 A,
NATL Insured, 5%, 7/01/34 ......................................... 10,000 10,042
Detroit City School District ,
GO, 2012 A, Refunding, 5%, 5/01/30 ................................... 1,245,000 1,259,121
GO, 2012 A, Refunding, 5%, 5/01/33 ................................... 1,500,000 1,516,823
Michigan Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2016 A, 5%, 11/01/44 ............ 20,925,000 23,363,934
Bronson Healthcare Group Obligated Group, Revenue, 2019 A, Refunding, 5%,
5/15/54 ........................................................ 25,000,000 28,352,745
Henry Ford Health System Obligated Group, Revenue, 2019 A, 5%, 11/15/48 ..... 25,920,000 30,943,174
McLaren Health Care Corp. Obligated Group, Revenue, 2019 A, 4%, 2/15/44 ..... 20,000,000 22,164,848
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/36 ... 1,000,000 1,152,392
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/37 ... 2,000,000 2,297,831
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/38 ... 1,500,000 1,719,474
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/39 ... 1,500,000 1,714,292
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/40 ... 1,000,000 1,136,844
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 4,000,000 4,392,814

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. $ 4,500,000 $ 5,216,176
Michigan State Building Authority , Revenue , 2013 1-A , Refunding , 5.25% , 10/15/44 ..
20,655,000 22,091,566
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 2010 F-7, Refunding, 5%, 11/15/47 .... 10,000,000 11,462,107
Trinity Health Corp. Obligated Group, Revenue, 2008 C, Pre-Refunded, 5%, 12/01/34 10,000,000 10,150,979
Michigan Strategic Fund ,
State of Michigan Department of Transportation, Revenue, 2018, 5%, 12/31/43 ... 10,000,000 11,600,785
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, 2019,
Refunding, 5%, 11/15/49 ........................................... 7,000,000 7,821,744
Pontiac School District ,
GO, 2020, 4%, 5/01/45 ............................................. 7,940,000 8,982,425
GO, 2020, 4%, 5/01/50 ............................................. 8,665,000 9,782,802
229,572,457
Minnesota 0.1%
City of St. Cloud , CentraCare Health System Obligated Group , Revenue , 2019 ,
Refunding , 5% , 5/01/48 ............................................. 10,000,000 11,873,643
Mississippi 1.0%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2017 , Refunding , 5% , 6/01/47 ......................... 25,000,000 28,779,185
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 6,249,272
Mississippi Development Bank ,
City of Jackson Water & Sewer System, Revenue, 2013, AGMC Insured, 6.875%,
12/01/40 ....................................................... 3,400,000 3,714,078
b
County of Jackson, Revenue, 144A, 2021, 3.625%, 11/01/36 ................. 3,000,000 2,852,919
Mississippi Home Corp. ,
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 3.5%, 6/01/33 . 584,263 554,587
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4%, 6/01/46 .. 1,000,000 921,943
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 17,965,177 16,322,233
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 B-5, 5.2%, 6/01/36 5,600,000 5,390,703
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.15%, 6/01/46 .................................................. 3,464,038 3,270,172
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.65%, 6/01/62 .................................................. 5,381,952 5,029,062
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/36 ... 6,350,000 7,280,678
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/46 ... 30,000,000 34,133,217
114,498,049
Missouri 0.8%
Health & Educational Facilities Authority of the State of Missouri ,
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 4,000,000 4,374,963
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 27,342,790
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 7,500,000 8,831,679
Kansas City Industrial Development Authority ,
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 13,500,000 15,650,069
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/54 ................... 23,500,000 27,255,434
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 5%, 3/01/57 ....... 9,000,000 10,614,407
St. Louis Municipal Finance Corp , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/49 ..................................................... 5,000,000 6,004,253
100,073,595

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Montana 0.2%
Montana Facility Finance Authority ,
Benefis Health System Obligated Group, Revenue, 2016, Refunding, 5%, 2/15/41 . $ 2,650,000 $ 3,034,794
Billings Clinic Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ....... 10,000,000 11,843,220
Kalispell Regional Medical Center Obligated Group, Revenue, 2018 B, Refunding,
5%, 7/01/43 .................................................... 6,440,000 7,360,997
22,239,011
Nebraska 0.4%
Douglas County Hospital Authority No. 2 , Children's Hospital Obligated Group ,
Revenue , 2017 A , 5% , 11/15/47 ....................................... 10,000,000 11,550,839
Hospital Authority No. 1 of Lancaster County , Bryan Medical Center Obligated Group ,
Revenue , 1992 , NATL Insured , ETM, 6.7% , 6/01/22 ........................ 325,000 331,552
Omaha Public Power District Nebraska City Station Unit 2 ,
Revenue, 2015 A, Refunding, 5.25%, 2/01/42 ............................. 10,000,000 11,162,633
Revenue, 2016 A, Refunding, 5%, 2/01/49 ............................... 10,000,000 11,209,800
Public Power Generation Agency ,
Revenue, 2016 A, Refunding, 5%, 1/01/39 ............................... 7,340,000 8,389,722
Revenue, 2016 A, Refunding, 5%, 1/01/41 ............................... 5,140,000 5,863,314
48,507,860
Nevada 0.3%
City of Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue ,
2017 , Refunding , 5% , 9/01/47 ........................................ 2,775,000 3,195,046
City of Henderson , GO , 2020 A-1 , 4% , 6/01/45 .............................
10,000,000 11,447,567
Clark County School District ,
GO, 2020 A, AGMC Insured, 4%, 6/15/36 ................................ 750,000 862,566
GO, 2020 A, AGMC Insured, 4%, 6/15/37 ................................ 875,000 1,005,597
GO, 2020 A, AGMC Insured, 4%, 6/15/38 ................................ 850,000 975,052
GO, 2020 A, AGMC Insured, 4%, 6/15/39 ................................ 1,000,000 1,145,460
GO, 2020 A, AGMC Insured, 4%, 6/15/40 ................................ 725,000 829,073
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2018 B , 5% , 7/01/43 ....................... 10,000,000 11,733,472
31,193,833
New Hampshire 0.2%
New Hampshire Health and Education Facilities Authority Act ,
Concord Hospital Obligated Group, Revenue, 2017, 5%, 10/01/47 ............. 6,000,000 6,918,119
Elliot Hospital Obligated Group, Revenue, 2016, Refunding, 5%, 10/01/38 ....... 4,000,000 4,524,500
University System of New Hampshire, Revenue, 2015, Refunding, 5%, 7/01/45 ... 10,350,000 11,414,095
22,856,714
New Jersey 3.2%
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 7,200,000 8,426,070
State of New Jersey Department of the Treasury, Revenue, 2013 NN, Pre-Refunded,
5%, 3/01/28 .................................................... 22,000,000 22,986,465
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/33 6,135,000 7,221,708
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/36 11,850,000 13,900,108
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 4.625%,
6/15/48 ........................................................ 2,000,000 2,249,979
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/48 8,000,000 9,250,891
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 3,250,000 3,849,368
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 4%, 6/15/44 2,725,000 2,980,346
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 26,000,000 29,530,387
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. 4,600,000 5,348,715

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Economic Development Authority, (continued)
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. $ 4,800,000 $ 5,574,180
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 15,887,854
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2021 C, Refunding, 3.25%, 12/01/51 ........................... 2,000,000 1,888,953
Revenue, Senior Lien, 2018 A, 4%, 12/01/33 ............................. 2,115,000 2,198,330
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 8,000,000 8,254,052
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, NATL Insured, Zero Cpn ., 12/15/31 ...................... 6,275,000 4,900,758
Revenue, 2009 A, Zero Cpn ., 12/15/36 .................................. 500,000 317,481
Revenue, 2009 A, Zero Cpn ., 12/15/39 .................................. 71,750,000 40,431,010
Revenue, 2010 A, Zero Cpn ., 12/15/40 .................................. 4,750,000 2,566,606
Revenue, 2013 AA, 5%, 6/15/44 ....................................... 1,000,000 1,047,527
Revenue, 2014 BB-1, 5%, 6/15/31 ..................................... 3,000,000 3,549,085
Revenue, 2014 BB-1, 5%, 6/15/34 ..................................... 3,250,000 3,822,122
Revenue, 2015 AA, 5%, 6/15/45 ....................................... 15,000,000 16,557,738
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 12,000,000 14,135,460
Revenue, 2018 A, Refunding, 5%, 12/15/35 .............................. 8,200,000 9,624,645
Revenue, 2019 A, Refunding, 5%, 12/15/39 .............................. 785,000 929,770
Revenue, 2019 BB, 4%, 6/15/38 ....................................... 2,000,000 2,194,144
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 4,000,000 4,349,012
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 5,150,000 5,978,278
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 9,000,000 9,868,132
Revenue, 2020 AA, 5%, 6/15/45 ....................................... 7,500,000 8,904,248
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 30,000,000 32,591,883
Revenue, 2020 AA, 5%, 6/15/50 ....................................... 18,000,000 21,269,435
e
Revenue, 2022 A, 4%, 6/15/39 ........................................ 10,000,000 11,052,957
e
Revenue, 2022 A, 4%, 6/15/41 ........................................ 7,500,000 8,243,638
New Jersey Turnpike Authority ,
Revenue, 2015 E, 5%, 1/01/45 ........................................ 11,475,000 12,531,887
Revenue, D, 5%, 1/01/28 ............................................ 15,265,000 17,511,684
State of New Jersey , GO , 2020 A , 4% , 6/01/31 .............................
7,000,000 8,127,678
380,052,584
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 21,800,000 20,686,024
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group, Revenue, 2015 A, 5%, 8/01/44 10,000,000 11,150,135
Presbyterian Healthcare Services Obligated Group, Revenue, 2017 A, Refunding,
5%, 8/01/46 .................................................... 15,000,000 17,496,589
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/33 . 1,000,000 1,131,137
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/35 . 1,000,000 1,128,571
51,592,456
New York 9.7%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/40 ...................................... 2,200,000 2,423,417
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 180,000 180,816
GO, 2003 F, 5.25%, 1/15/23 .......................................... 5,000 5,020
GO, 2018 E-1, 5%, 3/01/40 .......................................... 14,570,000 17,374,316
GO, 2021 C, 4%, 8/01/40 ............................................ 6,500,000 7,316,970
GO, 2021 C, 4%, 8/01/41 ............................................ 3,000,000 3,369,815
GO, 2021 F-1, 5%, 3/01/37 .......................................... 4,625,000 5,750,144

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Long Island Power Authority , Revenue , 2016 B , Refunding , 5% , 9/01/46 ..........
$ 13,000,000 $ 14,820,148
Metropolitan Transportation Authority ,
Revenue, 2012 A-1, 5%, 11/15/40 ..................................... 30,000,000 31,230,075
Revenue, 2013 A, 5%, 11/15/38 ....................................... 11,800,000 12,303,369
Revenue, 2013 B, 5%, 11/15/43 ....................................... 8,000,000 8,312,349
Revenue, 2015 A, 5%, 11/15/40 ....................................... 7,000,000 7,659,415
Revenue, 2015 D-1, Refunding, 5%, 11/15/32 ............................ 1,250,000 1,391,822
Revenue, 2016 B, Refunding, 5%, 11/15/28 .............................. 2,885,000 3,287,466
Revenue, 2016 C-1, 5.25%, 11/15/56 ................................... 14,765,000 16,782,950
Revenue, 2016 D, Refunding, 5%, 11/15/31 .............................. 1,180,000 1,333,689
Revenue, 2017 A-2, Refunding, 5%, 11/15/26 ............................. 4,425,000 5,094,072
Revenue, 2017 C-1, Refunding, 5%, 11/15/33 ............................ 1,780,000 2,063,440
Revenue, 2017 C-2, Refunding, Zero Cpn ., 11/15/29 ....................... 2,090,000 1,752,560
Revenue, 2019 A-2, 5%, 11/15/45 ..................................... 46,270,000 53,674,556
Revenue, 2020 A-1, 4%, 11/15/45 ..................................... 10,000,000 10,746,126
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 7,000,000 8,154,034
Revenue, 2020 A-1, 4%, 11/15/51 ..................................... 1,625,000 1,735,600
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 13,220,000 15,170,797
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 12,150,000 14,133,522
Revenue, 2020 C-1, 5.25%, 11/15/55 ................................... 24,500,000 28,970,069
Revenue, 2020 D, 5%, 11/15/44 ....................................... 17,000,000 20,083,249
Revenue, 2020 D, 4%, 11/15/50 ....................................... 20,000,000 21,445,652
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 2,840,000 3,066,482
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 1,285,000 1,384,157
New York City ,
Water & Sewer System, Revenue, 2013 DD, 5%, 6/15/35 .................... 30,705,000 32,428,601
Water & Sewer System, Revenue, 2014 BB, 5%, 6/15/46 .................... 15,000,000 15,806,068
Water & Sewer System, Revenue, 2015 FF, Refunding, 5%, 6/15/39 ............ 25,000,000 27,749,035
Water & Sewer System, Revenue, 2017 CC, Refunding, 5%, 6/15/46 ........... 32,500,000 36,755,115
Water & Sewer System, Revenue, 2019 DD-1, 5.25%, 6/15/49 ................ 12,000,000 14,726,677
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 4% , 3/01/45 ................................. 6,000,000 6,707,397
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2014 A-1, 5%, 11/01/34 ...................... 15,000,000 16,017,993
Future Tax Secured, Revenue, 2016 E-1, 5%, 2/01/38 ...................... 10,000,000 11,312,931
Future Tax Secured, Revenue, 2017 B, 5%, 8/01/36 ........................ 10,000,000 11,486,081
Future Tax Secured, Revenue, 2017 B, 5%, 8/01/38 ........................ 10,000,000 11,481,391
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 11,095,000 12,872,126
Future Tax Secured, Revenue, 2018 C-2, 5%, 5/01/38 ...................... 11,945,000 14,298,455
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/43 ...................... 19,800,000 22,179,675
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/47 ..................... 10,000,000 11,173,202
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 10,000,000 9,800,040
7 World Trade Center II LLC, Revenue, 2012, 2, Refunding, 5%, 9/15/43 ........ 6,500,000 6,535,088
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 40,000,000 53,049,684
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 24,995,000 34,782,329
New York Power Authority , Revenue , 2020 A , Refunding , 4% , 11/15/45 ...........
8,055,000 9,071,642
New York State Dormitory Authority ,
Revenue, 2018 E, Pre-Refunded, 5%, 3/15/46 ............................ 5,000 6,090
Revenue, 2018 E, 5%, 3/15/46 ........................................ 73,125,000 87,418,254
State of New York Personal Income Tax, Revenue, 2015 B, 5%, 2/15/40 ......... 20,000,000 21,958,512
State of New York Personal Income Tax, Revenue, 2017 B, Refunding, 5%, 2/15/42 24,410,000 28,387,985
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 4%, 2/15/47 50,000,000 55,332,080
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/43 ................. 10,000,000 11,565,736
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/45 ................. 25,000,000 29,572,840
State of New York Sales Tax, Revenue, 2018 C, Refunding, 5%, 3/15/42 ........ 33,280,000 39,474,583
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/42 ........ 59,480,000 71,404,188

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/45 ........................................ $ 20,000,000 $ 21,935,592
Revenue, Junior Lien, 2016 A, 5%, 1/01/51 .............................. 9,000,000 10,073,480
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2019 A , 4% , 3/15/47 ........................................ 15,200,000 16,713,870
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/34 .......................... 5,560,000 6,423,765
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 5,750,000 6,461,853
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 20,315,000 24,128,205
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 3,540,000 4,146,978
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 20,000,000 21,407,520
Revenue, 218, 4%, 11/01/47 ......................................... 8,000,000 8,719,273
Revenue, 221, 4%, 7/15/45 .......................................... 5,500,000 6,029,769
Triborough Bridge & Tunnel Authority , Revenue , 2020 A , 5% , 11/15/54 ............
8,500,000 10,315,189
1,160,725,389
North Carolina 1.0%
County of Wake , GO , 2010 C , Refunding , 5% , 3/01/25 .......................
21,780,000 24,372,456
North Carolina Eastern Municipal Power Agency , Revenue , 1993 B , ETM, 6.25% ,
1/01/23 ......................................................... 39,030,000 41,024,230
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,557,540
North Carolina Turnpike Authority ,
Revenue, 2009 B, AGMC Insured, Zero Cpn ., 1/01/33 ...................... 25,000,000 19,204,777
Revenue, 2009 B, AGMC Insured, Zero Cpn ., 1/01/34 ...................... 15,000,000 11,186,963
Revenue, 2009 B, AGMC Insured, Zero Cpn ., 1/01/35 ...................... 15,215,000 10,984,220
Revenue, 2018 A, Refunding, 4%, 1/01/39 ............................... 10,000,000 11,261,260
120,591,446
North Dakota 0.7%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/32 .. 1,405,000 1,756,604
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/33 .. 2,000,000 2,499,275
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/34 .. 2,375,000 2,962,999
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/35 .. 1,815,000 2,076,169
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/36 .. 3,625,000 4,141,273
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/37 .. 1,575,000 1,798,918
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/38 .. 2,300,000 2,621,416
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/40 .. 3,375,000 3,823,491
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 .. 1,875,000 2,120,752
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/46 .. 8,850,000 9,854,411
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/51 .. 10,650,000 11,805,841
State Board of Higher Education of the State of North Dakota ,
Revenue, 2019 A, AGMC Insured, 4%, 4/01/44 ............................ 10,000,000 11,229,083
Revenue, 2019 A, AGMC Insured, 4%, 4/01/50 ............................ 9,620,000 10,731,100
University of North Dakota ,
COP, 2018 A, 5%, 4/01/48 ........................................... 5,500,000 6,473,341
COP, 2018 A, 5%, 4/01/57 ........................................... 10,000,000 11,673,788
85,568,461
Ohio 3.0%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 3,915,000 4,408,448
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 5,700,000 6,439,756
American Municipal Power, Inc. ,
Revenue, 2015 A, Refunding, 5%, 2/15/39 ............................... 5,000,000 5,356,582

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
American Municipal Power, Inc., (continued)
Revenue, 2015 A, Refunding, 5%, 2/15/42 ............................... $ 2,500,000 $ 2,676,202
Revenue, 2016 A, Refunding, 5%, 2/15/46 ............................... 20,000,000 22,397,890
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 21,280,571
Buckeye Tobacco Settlement Financing Authority ,
Revenue, A-3, Pre-Refunded, 6.25%, 6/01/37 ............................. 15,000,000 15,289,846
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 10,235,000 11,054,707
City of Akron , Community Learning Center Income Tax , Revenue , 2012 A , Refunding ,
5% , 12/01/29 ..................................................... 10,000,000 10,150,979
City of Toledo , Water System , Revenue , 2013 , Refunding , 5% , 11/15/38 ..........
20,000,000 20,958,912
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 8,058,542
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 8,604,003
County of Franklin ,
e
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/33 .......... 5,270,000 5,742,617
e
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/34 .......... 2,240,000 2,441,123
e
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/35 .......... 2,900,000 3,149,894
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/40 ................... 10,000,000 11,089,605
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 10,000,000 11,500,752
Trinity Health Corp. Obligated Group, Revenue, 2017 A-OH, 5%, 12/01/47 ....... 10,800,000 12,520,078
County of Hamilton ,
Christ Hospital Obligated Group, Revenue, 2012, Pre-Refunded, AGMC Insured, 5%,
6/01/42 ........................................................ 22,500,000 22,839,703
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/38 .................. 12,000,000 12,794,742
UC Health Obligated Group, Revenue, 2020, 5%, 9/15/50 ................... 7,500,000 8,957,943
Miami University , Revenue , 2020 A , Refunding , 4% , 9/01/45 ...................
6,030,000 6,830,654
Northeast Ohio Regional Sewer District ,
Revenue, 2017, Refunding, 4%, 11/15/38 ................................ 10,000,000 11,381,059
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 11,291,009
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,350,000 1,539,794
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,185,000 1,344,585
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,530,000 2,864,506
Ohio State University (The) , Revenue , 2013 A , 5% , 6/01/38 ....................
10,000,000 10,515,841
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 20,000,000 23,648,696
Revenue, Junior Lien, 2013 A-4, Zero Cpn ., 2/15/35 ........................ 35,000,000 42,519,110
State of Ohio ,
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Refunding, 4%,
1/01/36 ........................................................ 6,500,000 7,270,567
Cleveland Clinic Health System Obligated Group, Revenue, 2019 B, 4%, 1/01/43 .. 12,130,000 13,525,538
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 640,000 709,121
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/40 855,000 944,285
362,097,660
Oklahoma 0.1%
Edmond Public Works Authority ,
Revenue, 2017, 5%, 7/01/42 ......................................... 4,000,000 4,676,758
Revenue, 2017, 5%, 7/01/47 ......................................... 4,500,000 5,236,047
McGee Creek Authority , Revenue , 1992 , NATL Insured , 6% , 1/01/23 .............
40,000 41,716
Norman Regional Hospital Authority , Norman Regional Hospital Authority Obligated
Group , Revenue , 2019 , 5% , 9/01/45 .................................... 3,500,000 4,168,158
14,122,679

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon 1.5%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
$ 12,210,000 $ 14,371,022
Medford Hospital Facilities Authority , Asante Health System Obligated Group , Revenue ,
2020 A , Refunding , 5% , 8/15/50 ....................................... 4,000,000 4,765,972
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
20,000,000 23,879,538
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2019 A , Refunding , 4% , 7/01/44 ......................... 1,685,000 1,893,751
Port of Portland ,
Airport, Revenue, 25 B, 5%, 7/01/49 .................................... 12,720,000 15,004,497
Airport, Revenue, Twenty-Seven A, 5%, 7/01/45 ........................... 23,000,000 27,421,350
Salem Hospital Facility Authority , Salem Health Obligated Group , Revenue , 2019 A ,
Refunding , 5% , 5/15/44 ............................................. 16,880,000 20,259,125
State of Oregon ,
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 4%, 11/15/42 15,000,000 17,250,551
Housing & Community Services Department, Revenue, 2018 A, 3.6%, 1/01/33 .... 6,060,000 6,373,183
Housing & Community Services Department, Revenue, 2018 D, 3.8%, 7/01/34 .... 6,285,000 6,572,363
University of Oregon ,
Revenue, 2018 A, 5%, 4/01/48 ........................................ 14,500,000 17,223,652
Revenue, 2020 A, 5%, 4/01/50 ........................................ 15,000,000 18,278,637
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn ., 6/15/41 ....................................... 5,725,000 2,924,573
GO, 2018 A, Zero Cpn ., 6/15/42 ....................................... 5,900,000 2,883,543
GO, 2018 A, Zero Cpn ., 6/15/43 ....................................... 5,500,000 2,571,221
181,672,978
Pennsylvania 1.7%
Allegheny County Sanitary Authority , Revenue , 2013 , BAM Insured , 5.25% , 12/01/44
5,000,000 5,384,904
City of Philadelphia ,
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/45 ......................... 1,500,000 1,640,335
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............ 15,000,000 16,398,566
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/33 .......... 4,550,000 5,078,318
Commonwealth of Pennsylvania , GO, First Series , 2015 , Refunding , AGMC Insured ,
5% , 8/15/26 ...................................................... 20,805,000 23,565,651
Delaware County Regional Water Quality Control Authority ,
Revenue, 2016, 5%, 11/01/41 ........................................ 5,000,000 5,723,695
Revenue, 2016, 5%, 11/01/46 ........................................ 10,315,000 11,707,336
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ...........
5,000,000 5,847,837
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 5,000,000 5,818,190
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/31 ........ 440,000 472,941
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 ........ 345,000 368,010
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/46 ........ 675,000 707,647
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/56 ........ 2,800,000 2,914,807
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 673,517
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 1,175,939
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/48 ....................................................... 9,000,000 9,934,960
Montour School District ,
GO, 2015 A&B, Pre-Refunded, AGMC Insured, 5%, 4/01/40 .................. 3,170,000 3,598,997
GO, 2015 A&B, Pre-Refunded, AGMC Insured, 5%, 4/01/41 .................. 2,000,000 2,270,660
GO, 2015 A&B, Pre-Refunded, AGMC Insured, 5%, 4/01/42 .................. 2,000,000 2,270,660

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Turnpike Commission ,
Revenue, 2009 C, AGMC Insured, 6.25%, 6/01/33 ......................... $ 5,000,000 $ 6,012,563
Revenue, 2020 B, 5%, 12/01/45 ....................................... 5,000,000 6,123,831
Revenue, 2020 B, 5%, 12/01/50 ....................................... 8,000,000 9,806,446
Philadelphia Gas Works Co. , Revenue , Sixteenth A , AGMC Insured , 4% , 8/01/45 ...
4,000,000 4,513,318
School District of Philadelphia (The) ,
GO, 2016 F, Refunding, 5%, 9/01/33 ................................... 6,415,000 7,367,994
GO, 2016 F, Refunding, 5%, 9/01/36 ................................... 4,090,000 4,678,143
Sports & Exhibition Authority of Pittsburgh and Allegheny County , County of Allegheny
Hotel Room Excise Tax , Revenue , 2010 , Refunding , AGMC Insured , 5% , 2/01/35 .. 18,000,000 18,000,000
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 11,641,515
Upper Merion Area School District , GO , 2021 A , 4% , 1/15/46 ...................
5,000,000 5,629,173
Westmoreland County Municipal Authority , Revenue , 2016 , Refunding , BAM Insured ,
5% , 8/15/42 ...................................................... 17,205,000 19,133,453
198,459,406
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Lifespan Obligated Group ,
Revenue , 2016 , Refunding , 5% , 5/15/39 ................................. 5,500,000 6,108,387
Rhode Island Housing and Mortgage Finance Corp. ,
Revenue, 10A, 6.5%, 10/01/22 ........................................ 170,000 170,710
Revenue, 10A, 6.5%, 4/01/27 ......................................... 130,000 130,470
Revenue, 15A, 6.85%, 10/01/24 ....................................... 120,000 120,512
Rhode Island Student Loan Authority ,
Revenue, Senior Lien, 2021 A, 5%, 12/01/27 ............................. 1,000,000 1,169,441
Revenue, Senior Lien, 2021 A, 5%, 12/01/29 ............................. 2,025,000 2,439,274
10,138,794
South Carolina 1.4%
City of Columbia , Waterworks & Sewer System , Revenue , 2019 A , 4% , 2/01/44 .....
5,250,000 5,881,465
City of Rock Hill ,
Combined Utility System, Revenue, 2016, 5%, 1/01/41 ...................... 7,690,000 8,600,867
Combined Utility System, Revenue, 2016, 5%, 1/01/47 ...................... 5,000,000 5,560,847
County of Greenwood ,
Self Regional Healthcare Auxiliary, Revenue, 2017, Refunding, 4%, 10/01/37 ..... 8,465,000 9,296,557
Self Regional Healthcare Auxiliary, Revenue, 2017, Refunding, 4%, 10/01/39 ..... 1,195,000 1,309,049
b
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,270,000 1,218,391
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 23,630,000 22,608,385
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 22,470,000 21,474,325
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-2, 4.75%, 12/01/26 ........... 2,115,000 2,080,310
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/43 ...... 20,000,000 23,305,876
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/48 ...... 15,000,000 17,372,534
South Carolina Ports Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 10,000,000 11,830,567
Revenue, 2019 B, 5%, 7/01/54 ........................................ 10,365,000 12,168,895
South Carolina Public Service Authority , Revenue , 2015 A , Refunding , 5% , 12/01/55 .
20,000,000 23,037,408
Spartanburg Regional Health Services District ,
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/37 ........................................ 1,415,000 1,616,582
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/39 ........................................ 1,410,000 1,605,648

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
Spartanburg Regional Health Services District, (continued)
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/45 ........................................ $ 2,750,000 $ 3,098,292
172,065,998
South Dakota 1.0%
County of Lincoln ,
Augustana College Association (The), Revenue, 2021 A, Refunding, 4%, 8/01/56 .. 1,125,000 1,193,366
Augustana College Association (The), Revenue, 2021 A, Refunding, 4%, 8/01/61 .. 2,550,000 2,683,644
Huron School District No. 2-2 , GO , 2013 , Refunding , 5% , 6/15/39 ...............
4,000,000 4,296,480
South Dakota Health & Educational Facilities Authority ,
Revenue, 2012 A, Refunding, 5%, 8/01/46 ............................... 6,005,000 6,117,219
Revenue, 2015 A, Refunding, 5%, 8/01/38 ............................... 3,475,000 3,857,137
Avera Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ......... 10,000,000 10,869,064
Avera Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/46 ......... 51,050,000 59,514,687
Monument Health Obligated Group, Revenue, 2017, 4%, 9/01/37 .............. 10,920,000 11,940,699
Monument Health Obligated Group, Revenue, 2017, 5%, 9/01/40 .............. 10,000,000 11,605,088
South Dakota State Building Authority , Revenue , 2017 A , Refunding , 5% , 6/01/42 ...
5,450,000 6,285,786
118,363,170
Tennessee 3.3%
Chattanooga Health Educational & Housing Facility Board ,
CDFI Phase I LLC, Revenue, 2015, Refunding, 5%, 10/01/35 ................. 1,000,000 1,088,806
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/44 6,000,000 6,560,301
City of Chattanooga , Electric , Revenue , 2015 C , Refunding , 5% , 9/01/40 ..........
2,750,000 3,082,901
City of Gallatin , Water & Sewer , Revenue , 2015 , Pre-Refunded , 5% , 1/01/32 .......
1,500,000 1,665,744
City of Germantown ,
GO, 2017, 4%, 8/01/43 ............................................. 2,330,000 2,597,533
GO, 2017, 4%, 8/01/45 ............................................. 2,525,000 2,807,966
City of Jackson ,
Revenue, 2015, 5%, 4/01/36 ......................................... 3,885,000 4,276,857
Revenue, 2018 A, Pre-Refunded, 5%, 4/01/41 ............................ 115,000 139,375
Revenue, 2018 A, 5%, 4/01/41 ........................................ 2,255,000 2,658,327
West Tennessee Healthcare Obligated Group, Revenue, 2015, Pre-Refunded, 5%,
4/01/36 ........................................................ 115,000 128,105
West Tennessee Healthcare Obligated Group, Revenue, 2015, Pre-Refunded, 4%,
4/01/41 ........................................................ 735,000 796,056
West Tennessee Healthcare Obligated Group, Revenue, 2015, 4%, 4/01/41 ...... 24,265,000 25,675,769
City of Knoxville ,
Wastewater System, Revenue, 2015 A, Refunding, 4%, 4/01/42 ............... 5,000,000 5,162,082
Wastewater System, Revenue, 2021 A, Refunding, 4%, 4/01/33 ............... 1,000,000 1,204,257
City of Memphis ,
Electric System, Revenue, 2020 A, 3%, 12/01/42 .......................... 2,470,000 2,584,006
Gas, Revenue, 2017, 4%, 12/01/36 .................................... 1,000,000 1,130,264
Gas, Revenue, 2020, 3%, 12/01/42 .................................... 1,000,000 1,046,156
City of Portland , Water & Sewer , Revenue , 2020 , AGMC Insured , 3% , 4/01/45 ......
1,775,000 1,827,309
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................
2,760,000 3,134,590
County of Hamilton , GO , 2020 A , Refunding , 4% , 1/01/51 .....................
1,000,000 1,139,168
County of Maury , GO , 2015 , Refunding , 4% , 4/01/34 .........................
1,775,000 1,917,227
County of Shelby , GO , 2020 B , 4% , 4/01/37 ................................
2,500,000 2,895,238
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................
5,000,000 5,507,727
Hallsdale -Powell Utility District , Revenue , 2019 , Refunding , 4% , 4/01/39 ..........
1,380,000 1,573,633
Harpeth Valley Utilities District of Davidson and Williamson Counties ,
Revenue, 2014, 5%, 9/01/44 ......................................... 4,400,000 4,799,397
Revenue, 2020, 4%, 9/01/50 ......................................... 500,000 559,728

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Industrial Development Board of The City of Kingsport Tennessee (The) , Model City II
LP , Revenue , 2009 , GNMA Insured , 5.5% , 7/20/39 ......................... $ 2,995,000 $ 2,997,813
Johnson City Health & Educational Facilities Board , Mountain States Health Alliance
Obligated Group , Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ......... 8,500,000 8,924,673
Knox Chapman Utility District of Knox County , Revenue , 2012 , Refunding , 4% , 1/01/40
4,000,000 4,104,459
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/42 .... 40,000,000 45,877,240
University Health System Obligated Group, Revenue, 2016, Refunding, 5%, 9/01/47 3,000,000 3,330,144
University Health System Obligated Group, Revenue, 2017, Refunding, 5%, 4/01/36 2,250,000 2,562,174
Lawrenceburg Public Building Authority , GO , 2002 , Refunding , AMBAC Insured , 5% ,
7/01/22 ......................................................... 645,000 657,038
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 .................
1,000,000 1,028,949
Memphis-Shelby County Airport Authority ,
Revenue, 2018, 5%, 7/01/43 ......................................... 10,000,000 11,694,226
Revenue, 2018, 5%, 7/01/47 ......................................... 11,000,000 12,793,307
Revenue, 2021 A, 5%, 7/01/31 ........................................ 500,000 621,166
Revenue, 2021 A, 5%, 7/01/40 ........................................ 3,000,000 3,634,281
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/45 ....... 3,500,000 3,657,021
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/55 ....... 9,015,000 9,385,708
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/41 ............... 1,050,000 1,112,409
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/51 ............... 6,860,000 7,185,423
Vanderbilt University Medical Center Obligated Group, Revenue, 2016 A, 5%,
7/01/40 ........................................................ 5,000,000 5,726,553
Metropolitan Government of Nashville & Davidson County ,
Electric, Revenue, 2014 A, 5%, 5/15/39 ................................. 4,000,000 4,323,572
Electric, Revenue, 2021 A, 5%, 5/15/46 ................................. 1,000,000 1,247,415
Sports Authority, Revenue, 2013 A, Pre-Refunded, 5%, 8/01/38 ............... 3,000,000 3,186,813
Water & Sewer, Revenue, 2017 A, 5%, 7/01/46 ........................... 28,780,000 33,869,522
Water & Sewer, Revenue, 2017 B, 5%, 7/01/42 ........................... 21,645,000 25,488,303
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2015 A, 5%, 7/01/45 ........................................ 4,000,000 4,453,367
Revenue, 2019 B, 5%, 7/01/44 ........................................ 20,000,000 23,655,856
Revenue, 2019 B, 4%, 7/01/49 ........................................ 3,000,000 3,259,635
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group, Revenue, 2017 A, 5%, 5/01/36 4,000,000 4,651,587
Rhodes College, Revenue, 2015, 5%, 8/01/45 ............................ 1,700,000 1,893,681
Rhodes College, Revenue, 2017, Refunding, 4%, 8/01/40 ................... 3,000,000 3,321,587
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ......
2,015,000 2,127,987
c
Tennergy Corp. , Revenue , 2021 A , Mandatory Put , 4% , 9/01/28 ................. 25,000,000 27,867,075
Tennessee Housing Development Agency ,
Revenue, 2013 1-C, 4%, 7/01/43 ...................................... 840,000 854,229
Revenue, 2017-3, 3.65%, 7/01/47 ..................................... 720,000 740,223
Revenue, 2018-2, Refunding, 3.85%, 7/01/42 ............................. 1,275,000 1,328,366
Revenue, 2018-4, Refunding, 4%, 7/01/43 ............................... 7,070,000 7,413,181
Tennessee State School Bond Authority ,
Revenue, 2015 B, Pre-Refunded, 5%, 11/01/40 ........................... 5,000,000 5,684,081
Revenue, 2015 B, Pre-Refunded, 5%, 11/01/45 ........................... 5,000,000 5,684,081
Revenue, 2017 A, 5%, 11/01/47 ....................................... 15,000,000 17,775,471

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
West Knox Utility District , Revenue , 2016 , Refunding , 5% , 6/01/41 ..............
$ 1,000,000 $ 1,082,804
West Wilson Utility District of Wilson County Tennessee , Revenue , 2015 , Refunding ,
5% , 6/01/40 ...................................................... 1,545,000 1,720,656
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 .............
820,000 870,674
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 .
1,200,000 1,239,509
Wilson County Tenth Special School District , GO , 2019 , 5% , 4/01/44 .............
2,500,000 3,029,776
398,020,557
Texas 9.2%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ 5,510,000 6,117,908
Central Texas Regional Mobility Authority ,
Revenue, Senior Lien, 2015 A, Pre-Refunded, 5%, 1/01/45 ................... 5,000,000 5,630,690
Revenue, Sub. Lien, 2021 C, 5%, 1/01/27 ............................... 15,000,000 16,928,919
Central Texas Turnpike System ,
Revenue, 2015 B, Refunding, 5%, 8/15/37 ............................... 10,000,000 10,838,920
Revenue, 2015 C, Refunding, 5%, 8/15/37 ............................... 5,000,000 5,457,413
Revenue, 2015 C, Refunding, 5%, 8/15/42 ............................... 20,000,000 21,831,644
Revenue, First Tier, 2012 A, Pre-Refunded, AGMC Insured, 5%, 8/15/41 ........ 25,665,000 26,281,459
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 22,107,804
City of Austin ,
Electric Utility, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................... 10,000,000 11,117,350
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/38 ....... 20,000,000 21,003,730
City of Corpus Christi ,
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/38 ......... 6,000,000 6,360,497
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/43 ......... 7,000,000 7,420,580
Utility System, Revenue, Junior Lien, 2015 A, 5%, 7/15/40 ................... 13,200,000 14,691,978
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 10,315,190
City of San Antonio , Electric & Gas Systems , Revenue, Junior Lien , 2013 , Pre-
Refunded , 5% , 2/01/38 ............................................. 10,000,000 10,432,121
City of San Marcos , Electric Utility System , Revenue , 2013 , Pre-Refunded , BAM
Insured , 5% , 11/01/33 .............................................. 6,300,000 6,509,563
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, First Lien, 2021 A, 4%, 10/01/50 ..... 1,640,000 1,744,721
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/32 .... 90,000 111,657
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/33 .... 100,000 123,806
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/34 .... 100,000 123,633
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/35 .... 85,000 104,870
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/36 .... 85,000 104,827
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/41 .... 600,000 672,531
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/46 .... 700,000 769,498
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/50 .... 650,000 712,434
Dallas Area Rapid Transit ,
Revenue, Senior Lien, 2016 A, Pre-Refunded, 5%, 12/01/46 .................. 10,000,000 11,406,526
Revenue, Senior Lien, 2016 A, Pre-Refunded, 5%, 12/01/48 .................. 12,200,000 13,915,962
Dallas Fort Worth International Airport , Revenue , 2013 D , Refunding , 5.25% , 11/01/32
10,000,000 10,687,524
Ector County Independent School District , GO , 2013 , Pre-Refunded , PSF Guaranty ,
5% , 8/15/36 ...................................................... 10,355,000 11,008,207
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 31,000,000 28,998,519
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 16,746,963
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 22,526,318
Goose Creek Consolidated Independent School District , GO , 2013 , Pre-Refunded , PSF
Guaranty , 5% , 2/15/38 .............................................. 6,045,000 6,312,620
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn ., 10/01/45 .................................. 10,000,000 11,369,063
Revenue, 2018 A, 5%, 10/01/48 ....................................... 7,720,000 9,224,877

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Grand Parkway Transportation Corp., (continued)
Revenue, First Tier, 2020 C, Refunding, 4%, 10/01/45 ...................... $ 15,455,000 $ 17,306,255
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 ....
2,000,000 1,961,188
Harris County Cultural Education Facilities Finance Corp. ,
Houston Methodist Hospital Obligated Group, Revenue, 2015, 5%, 12/01/45 ..... 30,000,000 33,307,371
Memorial Hermann Health System Obligated Group, Revenue, 2016 A, Refunding,
5%, 7/01/45 .................................................... 15,000,000 17,021,854
Harris County Toll Road Authority (The) , Revenue, Senior Lien , 2018 A , Refunding , 5% ,
8/15/43 ......................................................... 6,000,000 7,151,371
Harris County-Houston Sports Authority ,
Revenue, Senior Lien, 2020 A, Refunding, AGMC Insured, 3.125%, 11/15/56 ..... 5,000,000 5,078,358
Revenue, Third Lien, 2004 A-3, NATL Insured, Zero Cpn ., 11/15/37 ............ 6,300,000 2,658,555
Hidalgo County Regional Mobility Authority ,
Revenue, Senior Lien, 2013, Pre-Refunded, 5.25%, 12/01/38 ................. 5,000,000 5,383,004
Revenue, Senior Lien, 2013, Pre-Refunded, 5%, 12/01/43 ................... 5,000,000 5,360,395
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2021 ,
4% , 10/01/51 ..................................................... 3,800,000 4,029,371
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2.375%, 9/01/31 .......................................... 165,000 152,553
GO, 2021, 2.375%, 9/01/32 .......................................... 170,000 156,056
GO, 2021, 2.375%, 9/01/33 .......................................... 170,000 155,398
GO, 2021, 2.5%, 9/01/34 ............................................ 180,000 165,543
GO, 2021, 2.5%, 9/01/36 ............................................ 370,000 335,705
GO, 2021, 2.625%, 9/01/38 .......................................... 385,000 352,215
GO, 2021, 3%, 9/01/41 ............................................. 375,000 351,538
GO, 2021, 3%, 9/01/46 ............................................. 750,000 675,217
GO, 2021, 3%, 9/01/51 ............................................. 1,265,000 1,118,547
b
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 12,625,000 11,959,092
Lamar Consolidated Independent School District , GO , 2018 , PSF Guaranty , 5% ,
2/15/43 ......................................................... 30,000,000 34,511,553
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2013 A, Refunding, 5%, 5/15/36 ... 10,000,000 10,504,505
LCRA Transmission Services Corp., Revenue, 2018, Refunding, 5%, 5/15/43 ..... 10,000,000 11,791,330
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, Pre-Refunded, 5%,
4/01/48 ........................................................ 7,825,000 8,974,362
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, Pre-Refunded, 5%,
4/01/37 ........................................................ 2,500,000 2,934,558
NCCD-Cain Hall Redevelopment I LLC, Revenue, 2016 A-1, 5%, 4/01/46 ........ 6,000,000 6,774,692
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 10,000,000 8,600,000
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 5,650,000 6,161,422
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 11,470,000 12,390,417
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/54 ....................................................... 230,000 248,369
Westminster Manor, Revenue, 2021, 4%, 11/01/49 ......................... 6,650,000 7,255,667
Westminster Manor, Revenue, 2021, 4%, 11/01/55 ......................... 6,275,000 6,825,374
North East Texas Regional Mobility Authority , Revenue, Senior Lien , 2016 A , 5% ,
1/01/41 ......................................................... 16,750,000 18,680,285
North Harris County Regional Water Authority ,
Revenue, Senior Lien, 2016, Refunding, 4%, 12/15/41 ...................... 20,000,000 21,259,376
Revenue, Senior Lien, 2016, Refunding, 5%, 12/15/46 ...................... 18,460,000 20,949,163
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/35 ......... 10,000,000 10,992,954
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/38 ......... 10,000,000 10,974,920

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
North Texas Tollway Authority, (continued)
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/43 . $ 47,000,000 $ 55,699,239
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/48 . 33,500,000 39,468,276
North Texas Tollway System, Revenue, First Tier, I, Pre-Refunded, 6.5%, 1/01/43 .. 25,000,000 28,792,133
North Texas Tollway System, Revenue, Second Tier, 2017 B, Refunding, 5%, 1/01/48 10,000,000 11,474,377
North Texas Tollway System, Revenue, Second Tier, 2018, Refunding, 5%, 1/01/48 25,250,000 29,440,164
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn ., 9/01/37 .... 7,500,000 4,045,709
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn ., 9/01/43 .... 7,500,000 2,578,523
Special Projects System, Revenue, 2011 C, Pre-Refunded, 6.75%, 9/01/45 ...... 25,000,000 36,064,258
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 4,606,205
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/46 ...... 1,675,000 1,819,643
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/51 ...... 12,720,000 13,771,167
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/54 ...... 4,035,000 4,345,634
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 37,072,236
San Antonio Water System ,
Revenue, Junior Lien, 2018 A, Refunding, 5%, 5/15/43 ...................... 12,000,000 14,361,382
Revenue, Junior Lien, 2018 A, Refunding, 5%, 5/15/48 ...................... 10,000,000 11,933,276
San Jacinto River Authority ,
Revenue, 2011, AGMC Insured, 5%, 10/01/32 ............................ 5,000,000 5,020,512
Revenue, 2011, AGMC Insured, 5%, 10/01/37 ............................ 3,000,000 3,012,307
Southwest Higher Education Authority, Inc. , Southern Methodist University , Revenue ,
2013 A , 5% , 10/01/38 ............................................... 24,380,000 25,904,976
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group, Revenue, 2018 B, 5%, 7/01/43 ........... 10,000,000 11,901,649
Cook Children's Medical Center Obligated Group, Revenue, 2013 A, 5.25%, 12/01/39 10,000,000 10,718,664
Hendrick Medical Center Obligated Group, Revenue, 2013, Pre-Refunded, 5.5%,
9/01/43 ........................................................ 5,350,000 5,732,312
Texas Health Resources Obligated Group, Revenue, 2015 A, 5%, 11/15/52 ...... 5,000,000 5,536,324
Tarrant County Health Facilities Development Corp. , Texas Health Resources Obligated
Group , Revenue , 1994 , FGIC Insured , ETM, 6% , 9/01/24 .................... 2,670,000 2,886,365
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/28 ................................ 4,500,000 5,290,123
Revenue, 2021, Refunding, 5%, 12/15/29 ................................ 7,500,000 8,949,863
Texas Transportation Commission ,
Revenue, First Tier, 2019 A, Zero Cpn ., 8/01/48 ........................... 6,250,000 1,941,256
Revenue, First Tier, 2019 A, Zero Cpn ., 8/01/49 ........................... 5,000,000 1,473,950
Revenue, First Tier, 2019 A, Zero Cpn ., 8/01/50 ........................... 5,500,000 1,529,682
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/43 ....................................................... 25,000,000 28,462,655
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 5%, 4/15/49 15,000,000 17,937,838
b
Town of Little Elm ,
Valencia Public Improvement District, Special Assessment, 144A, 2021, 3.125%,
9/01/41 ........................................................ 708,000 661,928
Valencia Public Improvement District, Special Assessment, 144A, 2021, 4%, 9/01/47 831,000 850,090
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 5,454,124
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 3%, 8/15/41 ..................................... 790,000 761,595
GO, Sub. Lien, 2021, 3%, 8/15/45 ..................................... 615,000 578,223
GO, Sub. Lien, 2021, 3%, 8/15/51 ..................................... 1,570,000 1,439,767
1,105,735,280

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah 1.1%
Central Utah Water Conservancy District ,
Revenue, 2017 B, Refunding, 4%, 10/01/37 .............................. $ 2,600,000 $ 2,912,867
Revenue, 2017 B, Refunding, 4%, 10/01/38 .............................. 10,000,000 11,186,154
City of Salt Lake City ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 15,000,000 17,342,728
Airport, Revenue, 2017 A, 5%, 7/01/47 .................................. 10,000,000 11,562,298
Airport, Revenue, 2018 A, 5%, 7/01/48 .................................. 9,400,000 11,015,627
Airport, Revenue, 2018 A, 5.25%, 7/01/48 ............................... 10,000,000 11,867,931
Jordan Valley Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/41
6,000,000 6,663,829
University of Utah (The) ,
Revenue, 2013 A, Pre-Refunded, 5%, 8/01/43 ............................ 21,975,000 23,343,403
Revenue, 2018 A, 5%, 8/01/44 ........................................ 12,240,000 14,874,224
Utah Infrastructure Agency ,
Revenue, 2021, 3%, 10/15/26 ........................................ 550,000 582,663
Revenue, 2021, 4%, 10/15/28 ........................................ 350,000 394,311
Revenue, 2021, 4%, 10/15/32 ........................................ 540,000 611,444
Revenue, 2021, 4%, 10/15/38 ........................................ 500,000 558,871
Revenue, 2021, 4%, 10/15/41 ........................................ 1,450,000 1,612,837
Revenue, 2021, 3%, 10/15/45 ........................................ 2,000,000 1,974,237
Utah Municipal Power Agency , Revenue , 2016 B , 5% , 7/01/38 ..................
10,000,000 11,275,389
Weber Basin Water Conservancy District , Revenue , 2013 B , Pre-Refunded , 5% ,
4/01/39 ......................................................... 7,180,000 7,537,221
135,316,034
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency ,
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 5%, 11/01/49 4,000,000 4,832,806
University of Vermont Health Network Obligated Group, Revenue, 2016 A,
Refunding, 5%, 12/01/36 ........................................... 5,000,000 5,680,992
10,513,798
Virginia 1.0%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... 2,350,000 2,334,893
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/42 .............................. 25,000,000 29,752,607
Revenue, Senior Lien, 2020 A, 5.25%, 7/01/60 ............................ 25,000,000 30,803,178
Virginia Commonwealth Transportation Board , Revenue , 2019 , 4% , 5/15/41 .......
13,585,000 15,429,713
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 72,157
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2012, 5%, 1/01/40 ............. 14,535,000 14,557,288
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 1/01/44 ............. 7,500,000 7,511,501
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 7/01/49 ............. 3,000,000 3,004,600
e
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/39 ........................................................ 5,520,000 5,980,110
National Senior Campuses, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%,
1/01/45 ........................................................ 4,000,000 4,403,259
113,849,306
Washington 2.5%
Align Capital Trust , Revenue , 2020-4A , 3.75% , 7/01/43 .......................
10,807,500 10,586,039
City of Seattle ,
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/36 ............ 22,170,000 24,723,199
Municipal Light & Power, Revenue, 2018 A, 4%, 1/01/42 ..................... 10,855,000 12,113,870

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
County of King , Sewer , Revenue , 2017 , Refunding , 5% , 7/01/49 ................
$ 12,000,000 $ 13,862,284
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................
5,000 5,020
North Thurston Public Schools ,
GO, 2020, 4%, 12/01/34 ............................................. 5,000,000 5,840,146
GO, 2020, 4%, 12/01/35 ............................................. 5,000,000 5,833,999
GO, 2020, 4%, 12/01/36 ............................................. 6,000,000 6,967,781
Port of Seattle ,
Revenue, 2018 A, 5%, 5/01/43 ........................................ 15,500,000 17,665,662
Revenue, 2019, 4%, 4/01/44 ......................................... 4,000,000 4,399,480
State of Washington ,
GO, 2019 D, 5%, 6/01/43 ............................................ 11,040,000 13,263,842
GO, 2019 D, 5%, 6/01/44 ............................................ 11,595,000 13,911,765
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 34,250,597
Washington Health Care Facilities Authority ,
Fred Hutchinson Cancer Research Center, Revenue, 2017 A, 5%, 1/01/47 ....... 10,000,000 11,363,516
Multicare Health System Obligated Group, Revenue, 2017 B, Refunding, 4%, 8/15/41 25,000,000 27,696,800
Providence St. Joseph Health Obligated Group, Revenue, 2012 A, 5%, 10/01/42 .. 10,175,000 10,468,965
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, Pre-Refunded,
5%, 10/01/41 ................................................... 150,000 164,462
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, Refunding, 5%,
10/01/41 ....................................................... 9,850,000 10,748,107
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/45 ........................................................ 2,610,000 2,930,596
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/45 ........................................................ 2,105,000 2,564,135
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/50 ........................................................ 3,000,000 3,633,862
b
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 5%, 12/01/29 250,000 307,621
b
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 5%, 12/01/30 265,000 331,043
b
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 5%, 12/01/33 250,000 310,049
b
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 3%, 12/01/34 300,000 317,995
b
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 4%, 12/01/40 870,000 993,618
b
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 4%, 12/01/45 1,200,000 1,351,246
b
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 4%, 12/01/48 910,000 1,016,806
Seattle Children's Hospital Obligated Group, Revenue, 2015 B, Refunding, 5%,
10/01/38 ....................................................... 15,000,000 16,581,385
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 4,551,407
Washington State Convention Center Public Facilities District , Revenue , 2021 B ,
Refunding , 4% , 7/01/43 ............................................. 14,855,000 16,585,339
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 21,793,338 23,054,397
b
Madison at Rivers Edge Apartments LLC, Revenue, 144A, 2021 A, 3.65%, 1/01/37 2,965,000 2,836,329
301,231,362
West Virginia 0.8%
Berkeley County Public Service Sewer District , Revenue , 2016 B , Refunding , BAM
Insured , 5% , 6/01/36 ............................................... 1,000,000 1,135,751
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%,
1/01/43 ........................................................ 13,250,000 15,261,906
Charleston Area Medical Center, Inc. Obligated Group, Revenue, 2019 A, Refunding,
5%, 9/01/38 .................................................... 3,040,000 3,632,283
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/42 7,000,000 8,031,451
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/47 10,190,000 11,680,412
West Virginia United Health System Obligated Group, Revenue, 2018 A, 5%, 6/01/52 20,700,000 24,158,856

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
West Virginia (continued)
West Virginia University , Revenue , 2014 A , Pre-Refunded , 5% , 10/01/44 ..........
$ 21,800,000 $ 24,052,864
West Virginia Water Development Authority ,
Revenue, 2016 A, Refunding, 5%, 10/01/36 .............................. 5,000,000 5,768,785
Revenue, 2016 A, Refunding, 5%, 10/01/45 .............................. 5,435,000 6,184,006
99,906,314
Wisconsin 3.0%
Public Finance Authority ,
b,e
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 21,085,631 20,928,488
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 3,750,000 3,823,034
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 5%,
11/15/41 ....................................................... 1,205,000 1,425,727
b
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 57,935,000 57,725,038
b
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 39,000,000 37,199,678
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 5,075,000 5,671,728
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/51 ........................................................ 5,705,000 6,325,604
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/56 ........................................................ 2,250,000 2,487,617
Blue Ridge Healthcare Obligated Group, Revenue, 2020 A, Refunding, 3%, 1/01/50 2,185,000 2,230,576
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/41 .......... 1,000,000 1,069,549
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/61 .......... 7,000,000 7,328,633
b
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 A, 3.8%, 12/01/37 24,375,000 23,528,520
RED River Valley Alliance LLC, Revenue, 2021, 4%, 9/30/51 ................. 21,750,000 23,092,504
Renown Regional Medical Center, Revenue, 2020 A, Refunding, 4%, 6/01/45 ..... 14,000,000 15,651,825
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/39 ............................................ 4,755,000 5,340,431
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/41 ............................................ 5,145,000 5,772,861
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/46 ............................................ 6,980,000 7,736,514
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/51 ............................................ 7,000,000 7,726,579
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/41 ............ 1,280,000 1,391,830
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/51 ............ 4,160,000 4,468,187
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/61 ............ 1,000,000 1,059,210
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/41 ........................................... 505,000 556,794
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/46 ........................................... 685,000 748,620
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/51 ........................................... 2,185,000 2,380,929
b,c
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put,
4%, 12/01/35 ................................................... 29,600,000 28,918,596
Wisconsin Center District , Revenue, Junior Lien , 2020 D , AGMC Insured , Zero Cpn .,
12/15/45 ........................................................ 20,000,000 8,555,436
Wisconsin Health & Educational Facilities Authority ,
Ascension Health Credit Group, Revenue, 2013 B-2, 4%, 11/15/43 ............. 10,000,000 11,298,898
Children's Hospital of Wisconsin Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 15,000,000 16,576,325
Marshfield Clinic Health System Obligated Group, Revenue, 2017 C, Refunding, 5%,
2/15/47 ........................................................ 20,000,000 22,719,002
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/47 .................................................... 2,600,000 2,703,667

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/57 .................................................... $ 4,000,000 $ 4,114,791
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/36 ........................................................ 530,000 574,411
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/41 ........................................................ 510,000 547,667
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/45 ........................................................ 475,000 505,625
e
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/36 ........................................................ 775,000 800,741
e
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/41 ........................................................ 770,000 786,942
e
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/45 ........................................................ 650,000 659,344
Thedacare , Inc. Obligated Group, Revenue, 2019, Refunding, 4%, 12/15/37 ...... 5,135,000 5,799,452
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/46 ...... 895,000 993,032
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/51 ...... 1,335,000 1,475,311
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/55 ...... 1,760,000 1,931,033
354,630,749
Wyoming 0.1%
Wyoming Municipal Power Agency, Inc. , Revenue , 2017 A , Pre-Refunded , BAM
Insured , 5% , 1/01/42 ............................................... 7,000,000 8,209,939
U.S. Territories 3.2%
District of Columbia 2.4%
District of Columbia ,
GO, 2019 A, 5%, 10/15/44 ........................................... 25,000,000 30,475,402
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/24 ..................... 12,120,000 12,166,641
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/25 ..................... 7,000,000 7,026,988
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/26 ..................... 9,950,000 9,987,484
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/42 .......... 20,660,000 23,835,742
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/47 .......... 24,985,000 28,639,936
Catholic University of America (The), Revenue, 2018, Refunding, 5%, 10/01/43 ... 4,000,000 4,688,675
Children's National Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
7/15/40 ........................................................ 6,830,000 7,670,800
Income Tax, Revenue, 2019 A, 4%, 3/01/44 .............................. 10,000,000 11,385,106
International School Obligated Group, Revenue, 2019, 5%, 7/01/49 ............ 2,275,000 2,623,353
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 10,705,000 11,585,830
Water & Sewer Authority, Revenue, Senior Lien, 2018 A, 5%, 10/01/49 .......... 25,000,000 29,701,162
Water & Sewer Authority, Revenue, Sub. Lien, 2019 A, 5%, 10/01/44 ........... 7,350,000 9,020,651
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/44 ....................... 17,500,000 20,897,119
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/49 ....................... 15,000,000 17,776,792
Dulles Toll Road, Revenue, Second Lien, 2009 C, AGMC Insured, 6.5%, 10/01/41 . 25,000,000 30,536,578
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/49 ........ 13,555,000 14,859,365
Washington Metropolitan Area Transit Authority , Revenue , 2020 A , 5% , 7/15/45 .....
10,000,000 12,281,493
285,159,117
Puerto Rico 0.8%
Commonwealth of Puerto Rico , GO , AGMC Insured , 5.5% , 7/01/29 ..............
5,885,000 6,198,843
Puerto Rico Electric Power Authority ,
f
Revenue, 2012 A RSA-1 2012 A, 5%, 7/01/42 ............................. 18,925,000 19,540,062
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 5,780,000 6,123,219
f
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 15,000,000 15,543,750

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ $ 2,725,000 $ 2,929,996
Revenue, 2007 N, Refunding, AGMC, FGIC Insured, 5.25%, 7/01/39 ........... 160,000 172,337
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 2,385,000 2,558,863
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 11,980,000 12,882,516
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/28 .................... 2,500,000 2,708,635
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 7,430,000 7,862,650
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 14,485,000 15,601,110
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 3,900,000 4,036,500
96,158,481
Total U.S. Territories .................................................................... 381,317,598
Total Municipal Bonds (Cost $10,929,967,356) ..................................
11,605,673,476
Total Long Term Investments (Cost $10,932,223,089) ............................
11,607,854,716
a
a a a a
Short Term Investments 2.2%
Municipal Bonds 2.2%
Arizona 0.2%
g
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.12% , 2/01/48 23,295,000 23,295,000
Colorado 0.1%
g
City & County of Denver ,
COP, 2008 A-1, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.13%, 12/01/29 ................................................. 2,000,000 2,000,000
COP, 2008 A-2, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.13%, 12/01/29 ................................................. 8,745,000 8,745,000
10,745,000
Minnesota 0.2%
g
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2009 B-1, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.11%, 11/15/35 ................................. 12,505,000 12,505,000
Allina Health Obligated Group, Revenue, B-2, LOC JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.12%, 11/15/35 ..................................... 8,500,000 8,500,000
21,005,000
New York 0.4%
g
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008 A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.11% , 11/01/31 ........... 12,515,000 12,515,000
g
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.1% , 1/01/34 29,370,000 29,370,000
g
New York City , Water & Sewer System , Revenue , 2014 AA-1 , SPA JPMorgan Chase
Bank NA , Daily VRDN and Put , 0.12% , 6/15/50 ........................... 7,800,000 7,800,000
49,685,000

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 41 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
North Carolina 0.1%
g
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2018 G , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 0.12% ,
1/15/48 ......................................................... $ 7,655,000 $ 7,655,000
g
North Carolina Medical Care Commission , Moses H Cone Memorial Hospital Obligated
Group , Revenue , 2001 B , SPA Bank of Montreal , Daily VRDN and Put , 0.09% ,
10/01/35 ........................................................ 4,800,000 4,800,000
12,455,000
Ohio 0.1%
g
State of Ohio , University Hospitals Health System, Inc. Obligated Group , Revenue ,
2021 D , Refunding , LOC US Bank NA , Daily VRDN and Put , 0.06% , 1/15/51 ..... 7,000,000 7,000,000
Oregon 0.2%
g
Oregon State Facilities Authority ,
PeaceHealth Obligated Group, Revenue, 2018 A, Refunding, LOC US Bank NA,
Daily VRDN and Put, 0.1%, 8/01/34 .................................. 12,800,000 12,800,000
PeaceHealth Obligated Group, Revenue, 2018 B, Refunding, LOC TD Bank NA,
Daily VRDN and Put, 0.11%, 8/01/34 .................................. 5,000,000 5,000,000
17,800,000
Tennessee 0.6%
g
Public Building Authority of Blount County Tennessee (The) , County of Blount ,
Revenue , D-3-A , SPA Bank of America NA , Daily VRDN and Put , 0.11% , 6/01/34 .. 28,500,000 28,500,000
g
Public Building Authority of Sevier County (The) , County of Knox , Revenue , V1-K-1 ,
SPA US Bank NA , Daily VRDN and Put , 0.11% , 6/01/34 ..................... 41,200,000 41,200,000
g
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.12% , 6/01/42 ................................... 10,000,000 10,000,000
79,700,000
Wisconsin 0.3%
g
Wisconsin Health & Educational Facilities Authority , Froedtert Health, Inc. Obligated
Group , Revenue , 2021 A , Refunding , Daily VRDN and Put , 0.1% , 4/01/35 ....... 38,975,000 38,975,000
Total Municipal Bonds (Cost $260,660,000) .....................................
260,660,000
Total Short Term Investments (Cost $260,660,000 ) ...............................
260,660,000
a
Total Investments (Cost $11,192,883,089) 99.2% .................................
$11,868,514,716
Other Assets, less Liabilities 0.8% .............................................
102,533,279
Net Assets 100.0% ...........................................................
$11,971,047,995
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2022, the aggregate value of these securities was $714,182,243, representing 6.0% of net assets.
c
The maturity date shown represents the mandatory put date.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Security purchased on a when-issued basis.
f
Defaulted security or security for which income has been deemed uncollectible.

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax Free Income Fund

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

Franklin Federal Tax Free Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended January 31,
2022, the Fund held investments in affiliated management investment companies as follows:
6. Reorganization
On November 19, 2021, the Fund, pursuant to a plan of reorganization approved on July 14, 2021 by shareholders of Franklin
Florida Tax-Free Income Fund and Franklin Kentucky Tax-Free Income Fund, series of Franklin Tax-Free Trust, and Franklin
Tennessee Municipal Bond Fund, a series of Franklin Municipal Securities Trust, (together, the "Acquired Funds") acquired
100% of the Acquired Funds’ net assets, primarily made up of investment securities through a tax-free exchange of net assets and shares of the Fund for the net assets of the Acquired Funds.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Liberty Federal Tax-Free
Bond ETF ............... $ 2,251,375 $ — $ — $ — $ (70,135) $ 2,181,240 83,000 $ 23,208
Total Affiliated Securities ... $2,251,375 $— $— $— $(70,135) $2,181,240 $23,208

Franklin Federal Tax Free Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 2,181,240 $ — $ — $ 2,181,240
Municipal Bonds ......................... — 11,605,673,476 — 11,605,673,476
Short Term Investments ................... — 260,660,000 — 260,660,000
Total Investments in Securities ........... $2,181,240 $11,866,333,476 $— $11,868,514,716
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SPA
Standby Purchase Agreement
7. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.